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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/2008

Date of reporting period:	5/31/2008

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks – 96.2%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 0.4%
	Toyota Boshoku Corp.	152,300	4,117,387
Auto Components Total			4,117,387
Automobiles – 1.5%
	Dongfeng Motor Group Co., Ltd., Class H	13,140,000	6,566,717
	Toyota Motor Corp.	195,000	9,933,124
Automobiles Total			16,499,841
Distributors – 0.4%
	Inchcape PLC	508,843	4,399,777
Distributors Total			4,399,777
Hotels, Restaurants & Leisure – 1.9%
	Genting Berhad	3,641,200	6,911,537
	Kangwon Land, Inc.	217,600	5,154,546
	Paddy Power PLC	260,419	9,379,147
Hotels, Restaurants & Leisure Total			21,445,230
Household Durables – 1.4%
	Barratt Developments PLC	648,047	2,342,782
	Matsushita Electric Industrial Co., Ltd.	568,000	12,931,133
Household Durables Total			15,273,915
Leisure Equipment & Products – 0.5%
	Nikon Corp.	181,000	5,768,924
Leisure Equipment & Products Total			5,768,924
Media – 1.3%
	Vivendi	351,522	14,773,968
Media Total			14,773,968
Multiline Retail – 0.4%
	Next PLC	221,252	5,070,878
Multiline Retail Total			5,070,878
Specialty Retail – 0.6%
	Esprit Holdings Ltd.	534,600	6,247,584
Specialty Retail Total			6,247,584
CONSUMER DISCRETIONARY TOTAL			93,597,504
CONSUMER STAPLES – 7.6%
Beverages – 1.2%
	Fomento Economico Mexicano SAB de CV, ADR (a)	164,083	7,720,105
	Heineken NV	108,286	6,362,957
Beverages Total			14,083,062

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.1%
	Seven & I Holdings Co. Ltd.	437,400	12,779,283
Food & Staples Retailing Total			12,779,283
Food Products – 2.8%
	China Milk Products Group Ltd.	8,540,000	4,547,391
	Nestle SA, Registered Shares	22,371	11,000,371
	Toyo Suisan Kaisha Ltd.	335,000	7,213,527
	Unilever PLC	265,455	8,786,784
Food Products Total			31,548,073
Personal Products – 0.4%
	Shiseido Co., Ltd.	165,000	4,045,959
Personal Products Total			4,045,959
Tobacco – 2.1%
	British American Tobacco PLC	171,273	6,405,507
	Imperial Tobacco Group PLC	149,735	6,006,354
	Japan Tobacco, Inc.	2,208	10,723,734
Tobacco Total			23,135,595
CONSUMER STAPLES TOTAL			85,591,972
ENERGY – 9.3%
Energy Equipment & Services – 2.1%
	Technip SA	101,823	9,547,436
	TGS Nopec Geophysical Co. ASA (b)	484,400	7,678,493
	Wellstream Holdings PLC (b)	227,680	6,147,285
Energy Equipment & Services Total			23,373,214
Oil, Gas & Consumable Fuels – 7.2%
	BP PLC	589,435	7,099,080
	BP PLC, ADR	138,987	10,077,947
	PT Bumi Resources Tbk	5,523,500	4,773,395
	PetroChina Co., Ltd., Class H	6,564,000	9,437,343
	Royal Dutch Shell PLC, Class B	249,204	10,391,296
	StatoilHydro ASA	302,400	11,731,954
	Total SA	218,844	19,096,763
	Yanzhou Coal Mining Co., Ltd., Class H	4,024,000	8,765,874
Oil, Gas & Consumable Fuels Total			81,373,652
ENERGY TOTAL			104,746,866
FINANCIALS – 24.6%
Capital Markets – 2.8%
	Credit Suisse Group, Registered Shares	253,489	12,914,623

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Deutsche Bank AG, Registered Shares	127,507	13,633,898
	Goldman Sachs Group, Inc. (a)	25,810	4,553,142
Capital Markets Total			31,101,663
Commercial Banks – 14.2%
	Australia & New Zealand Banking Group Ltd.	277,344	5,747,051
	Banco Bilbao Vizcaya Argentaria SA	779,447	17,376,906
	Banco Santander SA	1,067,307	22,233,591
	Bank of Ireland	438,060	5,554,320
	Barclays PLC	1,317,215	9,784,768
	BNP Paribas	69,637	7,187,125
	Bumiputra-Commerce Holdings Berhad	1,396,600	4,094,969
	DBS Group Holdings Ltd.	525,000	7,519,004
	HBOS PLC	1,014,943	8,042,003
	HSBC Holdings PLC	742,416	12,537,308
	Industrial & Commercial Bank of China, Class H	5,361,000	4,005,001
	Lloyds TSB Group PLC	730,240	5,554,685
	Mizuho Financial Group, Inc.	2,538	13,337,621
	Societe Generale	82,680	8,592,442
	Swedbank AB, Class A	335,700	8,293,896
	United Overseas Bank Ltd.	576,900	8,550,433
	Westpac Banking Corp.	463,501	10,300,081
Commercial Banks Total			158,711,204
Consumer Finance – 0.4%
	ORIX Corp.	25,060	4,735,299
Consumer Finance Total			4,735,299
Diversified Financial Services – 0.5%
	Fortis	246,598	6,038,568
Diversified Financial Services Total			6,038,568
Insurance – 4.5%
	Aviva PLC	564,940	7,055,861
	Axis Capital Holdings Ltd.	248,856	8,722,403
	Baloise Holding AG, Registered Shares	111,437	12,680,670
	Brit Insurance Holdings PLC	1,964,786	8,436,007
	Swiss Reinsurance, Registered Shares	170,118	13,212,811
Insurance Total			50,107,752
Real Estate Management & Development – 2.2%
	Emaar Properties PJSC	2,308,958	7,198,304
	Hongkong Land Holdings Ltd.	2,104,000	9,994,000

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – (continued)
	Swire Pacific Ltd., Class A	696,300	7,945,452
Real Estate Management & Development Total			25,137,756
FINANCIALS TOTAL			275,832,242
HEALTH CARE – 8.0%
Pharmaceuticals – 8.0%
	AstraZeneca PLC	313,145	13,677,813
	Biovail Corp.	605,352	7,100,779
	Daiichi Sankyo Co., Ltd.	283,400	7,997,676
	Novartis AG, Registered Shares	417,619	21,937,769
	Novo-Nordisk A/S, Class B	82,225	5,350,756
	Roche Holding AG, Genusschein Shares	106,286	18,325,348
	Takeda Pharmaceutical Co., Ltd.	157,100	9,105,303
	Teva Pharmaceutical Industries Ltd., ADR	134,707	6,160,151
Pharmaceuticals Total			89,655,595
HEALTH CARE TOTAL			89,655,595
INDUSTRIALS – 12.6%
Aerospace & Defense – 0.6%
	MTU Aero Engines Holding AG	157,906	6,824,495
Aerospace & Defense Total			6,824,495
Commercial Services & Supplies – 0.7%
	Randstad Holding NV	195,411	8,518,376
Commercial Services & Supplies Total			8,518,376
Construction & Engineering – 1.0%
	Outotec Oyj	161,646	11,045,032
Construction & Engineering Total			11,045,032
Electrical Equipment – 3.2%
	ABB Ltd., Registered Shares (b)	390,273	12,678,958
	Gamesa Corp. Tecnologica SA	89,615	4,638,453
	Mitsubishi Electric Corp.	724,000	8,193,246
	Vestas Wind Systems A/S (b)	72,661	10,002,349
Electrical Equipment Total			35,513,006
Industrial Conglomerates – 1.0%
	Keppel Corp. Ltd.	1,298,000	11,554,302
Industrial Conglomerates Total			11,554,302
Machinery – 4.5%
	Georg Fischer AG, Registered Shares (b)	12,878	6,672,219

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
	Gildemeister AG	99,882	3,448,135
	Glory Ltd.	367,000	8,616,249
	Hino Motors Ltd.	965,000	6,453,472
	Komatsu Ltd.	360,100	11,408,974
	SKF AB, Class B	321,800	6,033,247
	Volvo AB, Class B	493,450	7,812,307
Machinery Total			50,444,603
Marine – 0.5%
	U-Ming Marine Transport Corp.	1,645,000	5,313,433
Marine Total			5,313,433
Trading Companies & Distributors – 1.1%
	ITOCHU Corp.	1,028,000	11,896,794
Trading Companies & Distributors Total			11,896,794
INDUSTRIALS TOTAL			141,110,041
INFORMATION TECHNOLOGY – 6.3%
Communications Equipment – 1.5%
	Nokia Oyj	595,501	17,167,126
Communications Equipment Total			17,167,126
Electronic Equipment & Instruments – 1.0%
	FUJIFILM Holdings Corp.	294,800	10,850,161
Electronic Equipment & Instruments Total			10,850,161
IT Services – 0.6%
	Computershare Ltd.	705,732	6,435,099
IT Services Total			6,435,099
Office Electronics – 1.4%
	Canon, Inc.	297,200	16,041,244
Office Electronics Total			16,041,244
Semiconductors & Semiconductor Equipment – 0.5%
	Verigy Ltd. (b)	202,127	5,162,324
Semiconductors & Semiconductor Equipment Total			5,162,324
Software – 1.3%
	Nintendo Co., Ltd.	26,200	14,414,722
Software Total			14,414,722
INFORMATION TECHNOLOGY TOTAL			70,070,676
MATERIALS – 10.4%
Chemicals – 3.3%
	BASF SE	123,845	18,567,781
	Linde AG	86,262	12,962,578

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Potash Corp. of Saskatchewan	26,700	5,302,648
Chemicals Total			36,833,007
Construction Materials – 1.1%
	Ciments Francais SA	63,109	12,171,597
Construction Materials Total			12,171,597
Metals & Mining – 6.0%
	Anglo American PLC	96,314	6,523,056
	BHP Biliton PLC	475,311	18,021,145
	Norsk Hydro ASA	464,600	7,373,736
	Rio Tinto PLC	72,576	8,705,020
	Salzgitter AG	55,119	10,830,397
	SSAB Svenskt Stal AB, Series A	163,400	5,664,061
	Yamato Kogyo Co., Ltd.	218,200	10,928,628
Metals & Mining Total			68,046,043
MATERIALS TOTAL			117,050,647
TELECOMMUNICATION SERVICES – 5.0%
Diversified Telecommunication Services – 3.0%
	Bezeq Israeli Telecommunication Corp., Ltd.	5,234,137	10,544,643
	Chunghwa Telecom Co., Ltd., ADR	160,772	3,982,323
	Telefonica O2 Czech Republic AS	372,299	11,750,650
	Telekomunikacja Polska SA	808,612	7,650,620
Diversified Telecommunication Services Total			33,928,236
Wireless Telecommunication Services – 2.0%
	China Mobile Ltd.	672,800	9,888,666
	Mobile TeleSystems OJSC, ADR	78,771	6,900,340
	Vodafone Group PLC	1,743,141	5,602,473
Wireless Telecommunication Services Total			22,391,479
TELECOMMUNICATION SERVICES TOTAL			56,319,715
UTILITIES – 4.0%
Electric Utilities – 2.8%
	E.ON AG	112,311	23,895,772
	Iberdrola SA	538,643	7,776,580
Electric Utilities Total			31,672,352

6

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 1.2%
	United Utilities PLC	857,052	12,707,542
Multi-Utilities Total			12,707,542
UTILITIES TOTAL			44,379,894

	Total Common Stocks (cost of $910,058,906)		1,078,355,152
Investment Companies – 2.0%
	iShares MSCI Brazil Index Fund (a)	67,640	6,712,594
	iShares MSCI EAFE Index Fund	205,029	15,746,227

	Total Investment Companies (cost of $20,794,352)		22,458,821
Preferred Stocks – 0.6%
TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication – 0.6%
	Brasil Telecom Participacoes SA	377,500	6,231,709
Diversified Telecommunication Total			6,231,709
TELECOMMUNICATION SERVICES TOTAL			6,231,709

	Total Preferred Stocks (cost of $5,746,007)		6,231,709

		Units
Purchased Call Option – 0.1%
	CBOE SPX Volatility Index
	Strike Price: $25.00
	Expire: 07/16/08	537,000	617,550

	Total Purchased Call Option (cost of $694,072)		617,550
Rights – 0.0%
	Imperial Tobacco Group PLC
	Expiring 08/06/11 (b)	53,768	532,545

	Total Rights (cost of $313,597)		532,545

		Par ($)
Short-Term Obligation – 0.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value $9,728,175 (repurchase proceeds $9,534,629)	9,533,000	9,533,000

	Total Short-Term Obligation (cost of $9,533,000)		9,533,000

	Total Investments – 99.7% (cost of $947,139,934)(c)(d)		1,117,728,777

	Other Assets & Liabilities, Net – 0.3%		3,633,085

	Net Assets – 100.0%		1,121,361,862

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security is pledged as collateral for open written option contracts. The total market value of securities pledged as collateral at May 31, 2008 is $6,708,742.

(b)	Non-income producing security.

(c)	Cost for federal income tax purposes is $947,139,934.

(d)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

8

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$226,824,150	$(56,235,307)	$170,588,843

At May 31, 2008, the Fund held the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
China Mobile Ltd.	$90.0	129	06/21/08	$25,671	$1,290
China Mobile Ltd.	95.0	259	06/21/08	18,518	1,295
Yanzhou Coal Mining Co., Ltd., Class H	120.0	107	06/21/08	15,194	535
Yanzhou Coal Mining Co., Ltd., Class H	115.0	107	06/21/08	24,289	24,075
Total written call options (proceeds $83,672)					$27,195

For the nine months ended May 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2007	1,340	$63,381
Options written	3,670	377,151
Options terminated in closing purchase transactions	(129)	(18,318)
Options expired	(4,279)	(338,542)
Options outstanding at May 31, 2008	602	$83,672

At May 31, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$50,169,434	$48,749,980	06/17/08	$1,419,454
AUD	2,216,358	2,166,897	06/17/08	49,461
AUD	3,354,102	3,368,266	06/17/08	(14,164)
CAD	5,640,758	5,501,094	06/17/08	139,664
CHF	4,241,471	4,420,442	06/17/08	(178,971)
CHF	4,458,342	4,514,800	06/17/08	(56,458)
EUR	114,917,824	114,673,199	06/17/08	244,625
EUR	6,429,491	6,471,517	06/17/08	(42,026)
EUR	7,609,371	7,728,226	06/17/08	(118,855)
GBP	60,478,782	61,817,125	06/17/08	(1,338,343)
GBP	3,252,441	3,280,602	06/17/08	(28,161)
GBP	4,544,317	4,549,829	06/17/08	(5,512)
ILS	4,674,148	4,412,643	06/17/08	261,505
JPY	21,823,216	22,975,450	06/17/08	(1,152,234)
JPY	3,188,974	3,318,241	06/17/08	(129,267)
NZD	2,119,925	2,164,496	06/17/08	(44,571)
SEK	3,287,137	3,294,453	06/17/08	(7,316)
				$(1,001,169)

9

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	16,118,321	$16,269,221	06/17/08	$150,900
CHF	37,891,112	39,039,775	06/17/08	1,148,663
CHF	3,130,244	3,235,437	06/17/08	105,193
CHF	2,145,685	2,169,147	06/17/08	23,462
CZK	14,100,257	14,064,912	06/17/08	(35,345)
DKK	5,419,288	5,406,574	06/17/08	(12,714)
EUR	2,160,782	2,177,685	06/17/08	16,903
EUR	7,792,804	7,886,451	06/17/08	93,647
EUR	6,510,326	6,540,881	06/17/08	30,555
GBP	13,326,302	13,233,882	06/17/08	(92,420)
GBP	2,182,143	2,164,020	06/17/08	(18,123)
GBP	5,491,956	5,501,338	06/17/08	9,382
GBP	3,270,246	3,268,510	06/17/08	(1,736)
ILS	22,034,871	21,158,488	06/17/08	(876,383)
JPY	3,126,280	3,228,572	06/17/08	102,292
KRW	5,065,701	5,311,259	06/17/08	245,558
MXN	6,805,092	6,448,761	06/17/08	(356,331)
MYR	12,668,258	13,013,312	06/17/08	345,054
NOK	13,000,538	12,934,215	06/17/08	(66,323)
PLN	9,114,747	8,619,338	06/17/08	(495,409)
SEK	3,287,137	3,245,069	06/17/08	(42,068)
SGD	16,369,409	16,201,353	06/17/08	(168,056)
TWD	10,679,148	10,596,699	06/17/08	(82,449)
				$24,252

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 13.3%
Diversified Consumer Services – 1.2%
	Apollo Group, Inc., Class A (a)	144,880	6,923,815
	DeVry, Inc.	71,009	4,051,064
	New Oriental Education & Technology Group, ADR (a)	106,400	6,995,800
Diversified Consumer Services Total			17,970,679
Hotels, Restaurants & Leisure – 4.2%
	Burger King Holdings, Inc.	268,790	7,673,954
	Ctrip.com International Ltd., ADR	188,534	11,006,615
	Darden Restaurants, Inc.	205,910	7,052,418
	International Game Technology, Inc.	245,020	8,737,413
	Starwood Hotels & Resorts Worldwide, Inc.	130,370	6,309,908
	WMS Industries, Inc. (a)	187,980	6,962,779
	Wynn Resorts Ltd.	66,160	6,617,985
	Yum! Brands, Inc.	276,440	10,974,668
Hotels, Restaurants & Leisure Total			65,335,740
Household Durables – 0.4%
	NVR, Inc. (a)	11,220	6,343,451
Household Durables Total			6,343,451
Internet & Catalog Retail – 0.4%
	Priceline.com, Inc. (a)	47,150	6,343,089
Internet & Catalog Retail Total			6,343,089
Media – 1.8%
	Central European Media Enterprises Ltd., Class A (a)	79,190	8,424,232
	Discovery Holding Co., Class A (a)	291,990	7,647,218
	Lamar Advertising Co., Class A (a)	151,290	6,331,487
	Liberty Global, Inc., Class A (a)	144,720	5,188,212
Media Total			27,591,149
Multiline Retail – 0.3%
	J.C. Penney Co., Inc.	120,170	4,835,641
Multiline Retail Total			4,835,641
Specialty Retail – 3.2%
	GameStop Corp., Class A (a)	156,750	7,774,800
	J Crew Group, Inc. (a)	81,867	3,051,183
	Ross Stores, Inc.	229,450	8,402,459
	Tiffany & Co.	100,560	4,930,457
	TJX Companies, Inc.	301,510	9,666,411

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Urban Outfitters, Inc. (a)	511,940	16,479,348
Specialty Retail Total			50,304,658
Textiles, Apparel & Luxury Goods – 1.8%
	Coach, Inc. (a)	251,226	9,119,504
	Deckers Outdoor Corp. (a)	78,570	10,742,090
	Phillips-Van Heusen Corp.	179,890	8,172,403
Textiles, Apparel & Luxury Goods Total			28,033,997
CONSUMER DISCRETIONARY TOTAL			206,758,404
CONSUMER STAPLES – 3.4%
Food & Staples Retailing – 0.6%
	Kroger Co.	353,340	9,766,318
Food & Staples Retailing Total			9,766,318
Food Products – 1.0%
	H.J. Heinz Co.	135,720	6,773,785
	Wm. Wrigley Jr. Co.	110,190	8,498,955
Food Products Total			15,272,740
Household Products – 0.5%
	Clorox Co.	132,780	7,585,721
Household Products Total			7,585,721
Personal Products – 0.7%
	Avon Products, Inc.	295,060	11,525,044
Personal Products Total			11,525,044
Tobacco – 0.6%
	Loews Corp. - Carolina Group	123,900	8,988,945
Tobacco Total			8,988,945
CONSUMER STAPLES TOTAL			53,138,768
ENERGY – 16.4%
Energy Equipment & Services – 7.6%
	Cameron International Corp. (a)	237,840	12,660,223
	Core Laboratories N.V. (a)	56,490	7,728,962
	Diamond Offshore Drilling, Inc.	141,220	19,268,057
	FMC Technologies, Inc. (a)	119,260	8,568,831
	IHS, Inc., Class A (a)	128,420	7,648,695
	National-Oilwell Varco, Inc. (a)	310,660	25,884,191
	Noble Corp.	167,550	10,579,107
	Oceaneering International, Inc. (a)	97,450	6,954,032
	Weatherford International Ltd. (a)	432,800	19,748,664
Energy Equipment & Services Total			119,040,762

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 8.8%
	Chesapeake Energy Corp.	211,050	11,559,209
	Concho Resources, Inc. (a)	240,349	7,667,133
	CONSOL Energy, Inc.	138,980	13,558,889
	Continental Resources, Inc. (a)	343,907	22,068,512
	Denbury Resources, Inc. (a)	635,720	21,633,552
	Frontier Oil Corp.	316,010	9,515,061
	Peabody Energy Corp.	197,190	14,576,285
	Range Resources Corp.	126,300	8,305,488
	Southwestern Energy Co. (a)	305,938	13,565,291
	Ultra Petroleum Corp. (a)	85,490	7,435,065
	Williams Companies, Inc.	173,710	6,607,928
Oil, Gas & Consumable Fuels Total			136,492,413
ENERGY TOTAL			255,533,175
FINANCIALS – 5.8%
Capital Markets – 3.1%
	BlackRock, Inc., Class A	27,770	6,247,972
	Invesco Ltd.	227,310	6,326,037
	Janus Capital Group, Inc.	249,790	7,243,910
	T. Rowe Price Group, Inc.	211,490	12,249,501
	Waddell & Reed Financial, Inc., Class A	464,210	16,414,466
Capital Markets Total			48,481,886
Diversified Financial Services – 0.7%
	CME Group, Inc.	12,466	5,364,120
	IntercontinentalExchange, Inc. (a)	43,490	6,010,318
Diversified Financial Services Total			11,374,438
Real Estate Investment Trusts (REITs) – 1.2%
	Macerich Co.	82,300	5,886,919
	Plum Creek Timber Co., Inc.	130,130	6,070,565
	ProLogis	114,150	7,069,309
Real Estate Investment Trusts (REITs) Total			19,026,793
Real Estate Management & Development – 0.4%
	Jones Lang LaSalle, Inc.	73,410	5,178,341
Real Estate Management & Development Total			5,178,341

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 0.4%
	Hudson City Bancorp, Inc.	348,100	6,196,180
Thrifts & Mortgage Finance Total			6,196,180
FINANCIALS TOTAL			90,257,638
HEALTH CARE – 12.9%
Biotechnology – 1.6%
	Alexion Pharmaceuticals, Inc. (a)	93,160	6,646,966
	Celgene Corp. (a)	154,030	9,374,266
	ImClone Systems, Inc. (a)	126,060	5,493,695
	Onyx Pharmaceuticals, Inc. (a)	85,590	3,024,751
Biotechnology Total			24,539,678
Health Care Equipment & Supplies – 3.5%
	Beckman Coulter, Inc.	83,121	5,767,766
	Gen-Probe, Inc. (a)	137,169	7,810,403
	Hologic, Inc. (a)	520,272	12,502,136
	Hospira, Inc. (a)	191,430	8,028,574
	Intuitive Surgical, Inc. (a)	36,631	10,754,495
	Varian Medical Systems, Inc. (a)	176,910	8,410,302
Health Care Equipment & Supplies Total			53,273,676
Health Care Providers & Services – 3.6%
	CIGNA Corp.	215,640	8,754,984
	Express Scripts, Inc. (a)	203,870	14,701,066
	Laboratory Corp. of America Holdings (a)	165,610	12,220,362
	McKesson Corp.	141,420	8,152,863
	Medco Health Solutions, Inc. (a)	150,010	7,267,984
	Pediatrix Medical Group, Inc. (a)	94,730	5,099,316
Health Care Providers & Services Total			56,196,575
Life Sciences Tools & Services – 3.1%
	Charles River Laboratories International, Inc. (a)	148,320	9,534,010
	Covance, Inc. (a)	154,220	12,642,955
	Pharmaceutical Product Development, Inc.	236,910	10,473,791
	Thermo Fisher Scientific, Inc. (a)	136,040	8,029,081
	Waters Corp. (a)	127,250	7,828,420
Life Sciences Tools & Services Total			48,508,257
Pharmaceuticals – 1.1%
	Allergan, Inc.	186,990	10,774,364

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
	Perrigo Co.	179,640	6,576,620
Pharmaceuticals Total			17,350,984
HEALTH CARE TOTAL			199,869,170
INDUSTRIALS – 15.0%
Aerospace & Defense – 2.4%
	Goodrich Corp.	157,240	10,190,724
	L-3 Communications Holdings, Inc.	76,750	8,242,183
	Precision Castparts Corp.	160,083	19,338,026
Aerospace & Defense Total			37,770,933
Air Freight & Logistics – 0.7%
	C.H. Robinson Worldwide, Inc.	182,640	11,780,280
Air Freight & Logistics Total			11,780,280
Commercial Services & Supplies – 1.9%
	Dun & Bradstreet Corp.	64,610	5,919,568
	Manpower, Inc.	123,400	7,774,200
	Robert Half International, Inc.	219,510	5,395,556
	Stericycle, Inc. (a)	178,130	10,384,979
Commercial Services & Supplies Total			29,474,303
Construction & Engineering – 1.2%
	Foster Wheeler Ltd. (a)	249,010	18,967,092
Construction & Engineering Total			18,967,092
Electrical Equipment – 2.8%
	AMETEK, Inc.	186,170	9,550,521
	First Solar, Inc. (a)	32,030	8,569,306
	General Cable Corp. (a)	115,160	8,153,328
	Roper Industries, Inc.	164,060	10,670,462
	SunPower Corp., Class A (a)	74,830	6,128,577
Electrical Equipment Total			43,072,194
Industrial Conglomerates – 1.6%
	McDermott International, Inc. (a)	395,560	24,536,587
Industrial Conglomerates Total			24,536,587
Machinery – 3.9%
	Bucyrus International, Inc.	124,060	8,780,967
	Cummins, Inc.	261,660	18,426,097
	Flowserve Corp.	69,190	9,584,199
	Joy Global, Inc.	183,308	15,440,033
	Manitowoc Co., Inc.	201,390	7,834,071
Machinery Total			60,065,367

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.5%
Landstar System, Inc.	142,110	7,918,369
Road & Rail Total		7,918,369
INDUSTRIALS TOTAL		233,585,125
INFORMATION TECHNOLOGY – 17.9%
Communications Equipment – 2.1%
Harris Corp.	180,510	11,873,948
Juniper Networks, Inc. (a)	243,660	6,705,523
Research In Motion Ltd. (a)	47,100	6,540,777
Tellabs, Inc. (a)	1,369,080	7,447,795
Communications Equipment Total		32,568,043
Electronic Equipment & Instruments – 1.6%
Agilent Technologies, Inc. (a)	154,510	5,777,129
Amphenol Corp., Class A	152,470	7,109,676
Avnet, Inc. (a)	221,870	6,549,602
Tyco Electronics Ltd.	144,790	5,808,975
Electronic Equipment & Instruments Total		25,245,382
Internet Software & Services – 0.9%
Equinix, Inc. (a)	68,390	6,530,561
VeriSign, Inc. (a)	189,400	7,583,576
Internet Software & Services Total		14,114,137
IT Services – 4.2%
Alliance Data Systems Corp. (a)	193,080	11,592,523
Cognizant Technology Solutions Corp., Class A (a)	291,810	10,295,057
Fiserv, Inc. (a)	153,560	8,040,402
Global Payments, Inc.	140,270	6,623,549
Mastercard, Inc., Class A	50,000	15,432,500
Paychex, Inc.	200,510	6,927,621
Total System Services, Inc.	280,370	6,874,672
IT Services Total		65,786,324
Semiconductors & Semiconductor Equipment – 3.6%
ASML Holding N.V., N.Y. Registered Shares	242,300	7,259,308
Lam Research Corp. (a)	194,370	7,910,859
Marvell Technology Group Ltd. (a)	566,360	9,832,010
MEMC Electronic Materials, Inc. (a)	94,190	6,467,085
Microchip Technology, Inc.	140,020	5,158,337
NVIDIA Corp. (a)	764,891	18,892,808
Semiconductors & Semiconductor Equipment Total		55,520,407

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 5.5%
	Adobe Systems, Inc. (a)	201,020	8,856,941
	Autodesk, Inc. (a)	162,379	6,683,520
	BMC Software, Inc. (a)	202,800	8,132,280
	Citrix Systems, Inc. (a)	171,357	5,865,550
	Electronic Arts, Inc. (a)	184,550	9,264,410
	FactSet Research Systems, Inc.	163,280	10,565,849
	Intuit, Inc. (a)	320,330	9,276,757
	McAfee, Inc. (a)	290,070	10,515,037
	Salesforce.com, Inc. (a)	128,370	9,282,435
	UBISOFT Entertainment (a)	75,330	7,301,224
Software Total			85,744,003
INFORMATION TECHNOLOGY TOTAL			278,978,296
MATERIALS – 7.6%
Chemicals – 5.2%
	Agrium, Inc.	101,350	8,860,017
	Intrepid Potash, Inc. (a)	147,258	7,239,203
	Monsanto Co.	113,020	14,398,748
	Mosaic Co. (a)	78,810	9,876,469
	Potash Corp. of Saskatchewan, Inc.	118,960	23,681,367
	Syngenta AG, ADR	139,950	8,577,536
	Wacker Chemie AG	32,320	7,740,887
Chemicals Total			80,374,227
Metals & Mining – 2.4%
	Agnico-Eagle Mines Ltd.	97,330	6,880,258
	Allegheny Technologies, Inc.	74,320	5,574,000
	Cleveland-Cliffs, Inc.	145,200	15,492,840
	Freeport-McMoRan Copper & Gold, Inc.	79,109	9,153,702
Metals & Mining Total			37,100,800
MATERIALS TOTAL			117,475,027
TELECOMMUNICATION SERVICES – 3.3%
Wireless Telecommunication Services – 3.3%
	American Tower Corp., Class A (a)	410,357	18,761,522
	Crown Castle International Corp. (a)	275,390	11,701,321
	Leap Wireless International, Inc. (a)	108,880	6,256,245
	Millicom International Cellular SA (a)	60,320	6,988,675

7

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Mobile TeleSystems OJSC, ADR	79,760	6,986,976
Wireless Telecommunication Services Total			50,694,739
TELECOMMUNICATION SERVICES TOTAL			50,694,739
UTILITIES – 2.5%
Electric Utilities – 1.4%
	ITC Holdings Corp.	133,539	7,287,223
	PPL Corp.	274,890	14,104,606
Electric Utilities Total			21,391,829
Gas Utilities – 0.7%
	Questar Corp.	169,070	10,857,675
Gas Utilities Total			10,857,675
Independent Power Producers & Energy Traders – 0.4%
	Constellation Energy Group, Inc.	68,950	5,945,559
Independent Power Producers & Energy Traders Total			5,945,559
UTILITIES TOTAL			38,195,063

	Total Common Stocks (cost of $1,172,591,232)		1,524,485,405

		Par ($)
Short-Term Obligation – 2.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value $41,484,331 (repurchase proceeds $40,673,947)	40,667,000	40,667,000

	Total Short-Term Obligation (cost of $40,667,000)		40,667,000

	Total Investments – 100.7% (cost of $1,213,258,232)(b)(c)		1,565,152,405

	Other Assets & Liabilities, Net – (0.7)%		(11,040,403)

	Net Assets – 100.0%		1,554,112,002

8

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,213,258,232.

(c)	Unrealized appreciation and depreciation at May 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$378,409,458	$(26,515,285)	$351,894,173

9

For the nine months ended May 31, 2008, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2007	—	$—
Options written	3,035	1,082,963
Options terminated in closing purchase transactions	(3,035)	(1,082,963)
Options outstanding at May 31, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks – 93.7%
CONSUMER DISCRETIONARY – 13.7%
Distributors – 0.6%
	LKQ Corp. (a)	95,600	2,118,496
Distributors Total			2,118,496
Diversified Consumer Services – 2.1%
	Capella Education Co. (a)	33,600	2,180,976
	DeVry, Inc.	39,000	2,224,950
	New Oriental Education & Technology Group, ADR (a)	25,000	1,643,750
	Strayer Education, Inc.	8,100	1,619,190
Diversified Consumer Services Total			7,668,866
Hotels, Restaurants & Leisure – 3.3%
	Burger King Holdings, Inc.	63,000	1,798,650
	Chipotle Mexican Grill, Inc., Class A (a)	19,900	1,836,770
	Ctrip.com International Ltd., ADR	45,774	2,672,286
	Red Robin Gourmet Burgers, Inc. (a)	58,800	1,976,268
	Vail Resorts, Inc. (a)	32,700	1,628,133
	WMS Industries, Inc. (a)	60,800	2,252,032
Hotels, Restaurants & Leisure Total			12,164,139
Household Durables – 1.0%
	NVR, Inc. (a)	2,600	1,469,962
	Tupperware Brands Corp.	55,400	2,121,820
Household Durables Total			3,591,782
Internet & Catalog Retail – 1.1%
	Priceline.com, Inc. (a)	29,400	3,955,182
Internet & Catalog Retail Total			3,955,182
Media – 1.8%
	Central European Media Enterprises Ltd., Class A (a)	26,800	2,850,984
	Knology, Inc. (a)	101,013	1,498,023
	Morningstar, Inc. (a)	30,700	2,178,165
Media Total			6,527,172
Specialty Retail – 1.2%
	Gymboree Corp. (a)	40,200	1,854,828
	J Crew Group, Inc. (a)	66,008	2,460,118
Specialty Retail Total			4,314,946
Textiles, Apparel & Luxury Goods – 2.6%
	Deckers Outdoor Corp. (a)	26,300	3,595,736
	Fossil, Inc. (a)	49,300	1,563,303
	True Religion Apparel, Inc. (a)	104,200	2,634,176

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Warnaco Group, Inc. (a)	40,600	1,956,514
Textiles, Apparel & Luxury Goods Total			9,749,729
CONSUMER DISCRETIONARY TOTAL			50,090,312
CONSUMER STAPLES – 1.4%
Beverages – 1.0%
	Central European Distribution Corp. (a)	51,500	3,675,040
Beverages Total			3,675,040
Personal Products – 0.4%
	Chattem, Inc. (a)	21,300	1,325,073
Personal Products Total			1,325,073
CONSUMER STAPLES TOTAL			5,000,113
ENERGY – 12.4%
Energy Equipment & Services – 4.6%
	Atwood Oceanics, Inc. (a)	40,800	4,157,928
	Core Laboratories N.V. (a)	23,300	3,187,906
	Hercules Offshore, Inc. (a)	74,700	2,533,824
	IHS, Inc., Class A (a)	32,600	1,941,656
	Tesco Corp. (a)	85,400	2,872,002
	W-H Energy Services, Inc. (a)	25,800	2,206,674
Energy Equipment & Services Total			16,899,990
Oil, Gas & Consumable Fuels – 7.8%
	Alpha Natural Resources, Inc. (a)	39,400	3,218,192
	Arena Resources, Inc. (a)	72,785	3,644,345
	Berry Petroleum Co., Class A	43,300	2,338,200
	Carrizo Oil & Gas, Inc. (a)	42,900	2,872,584
	Concho Resources, Inc. (a)	91,524	2,919,615
	Foundation Coal Holdings, Inc.	28,700	1,915,151
	Holly Corp.	39,800	1,689,510
	Parallel Petroleum Corp. (a)	142,969	3,003,779
	PetroHawk Energy Corp. (a)	103,900	3,052,582
	Petroleum Development Corp. (a)	23,600	1,630,760
	Ship Finance International Ltd.	69,700	2,139,093
Oil, Gas & Consumable Fuels Total			28,423,811
ENERGY TOTAL			45,323,801
FINANCIALS – 5.8%
Capital Markets – 2.3%
	GFI Group, Inc.	179,900	2,130,016
	Greenhill & Co., Inc.	21,300	1,283,325
	Waddell & Reed Financial, Inc., Class A	139,900	4,946,864
Capital Markets Total			8,360,205

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 0.5%
	Signature Bank (a)	64,000	1,826,560
Commercial Banks Total			1,826,560
Consumer Finance – 0.3%
	Cash America International, Inc.	34,100	1,219,416
Consumer Finance Total			1,219,416
Insurance – 0.5%
	ProAssurance Corp. (a)	37,577	1,925,070
Insurance Total			1,925,070
Real Estate Investment Trusts (REITs) – 2.2%
	Alexandria Real Estate Equities, Inc.	20,400	2,127,720
	FelCor Lodging Trust, Inc.	79,900	1,187,314
	Home Properties, Inc.	30,300	1,551,360
	Nationwide Health Properties, Inc.	41,200	1,406,156
	Washington Real Estate Investment Trust	51,300	1,728,297
Real Estate Investment Trusts (REITs) Total			8,000,847
FINANCIALS TOTAL			21,332,098
HEALTH CARE – 17.5%
Biotechnology – 5.2%
	Alexion Pharmaceuticals, Inc. (a)	50,200	3,581,770
	Applera Corp. - Celera Group (a)	98,600	1,269,968
	Array Biopharma, Inc. (a)	80,259	499,211
	BioMarin Pharmaceuticals, Inc. (a)	76,300	2,912,371
	Cepheid, Inc. (a)	52,700	1,387,064
	Onyx Pharmaceuticals, Inc. (a)	50,500	1,784,670
	OSI Pharmaceuticals, Inc. (a)	58,800	2,075,640
	Savient Pharmaceuticals, Inc. (a)	85,090	2,266,798
	United Therapeutics Corp. (a)	34,400	3,285,544
Biotechnology Total			19,063,036
Health Care Equipment & Supplies – 5.5%
	Abiomed, Inc. (a)	87,900	1,299,162
	Gen-Probe, Inc. (a)	31,533	1,795,489
	Haemonetics Corp. (a)	36,700	2,068,412
	Hologic, Inc. (a)	226,774	5,449,379
	Insulet Corp. (a)	57,782	941,847
	Masimo Corp. (a)	50,970	1,761,523
	Natus Medical, Inc. (a)	72,812	1,569,827

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	NuVasive, Inc. (a)	87,300	3,695,409
	Spectranetics Corp. (a)	144,100	1,570,690
Health Care Equipment & Supplies Total			20,151,738
Health Care Providers & Services – 1.9%
	HealthExtras, Inc. (a)	86,436	2,701,125
	Pediatrix Medical Group, Inc. (a)	15,400	828,982
	Psychiatric Solutions, Inc. (a)	94,954	3,462,972
Health Care Providers & Services Total			6,993,079
Health Care Technology – 0.4%
	Phase Forward, Inc. (a)	93,174	1,615,637
Health Care Technology Total			1,615,637
Life Sciences Tools & Services – 3.5%
	ICON PLC, ADR (a)	125,328	8,835,624
	Illumina, Inc. (a)	50,600	3,971,088
Life Sciences Tools & Services Total			12,806,712
Pharmaceuticals – 1.0%
	Cypress Bioscience, Inc. (a)	118,100	961,334
	Perrigo Co.	68,800	2,518,768
Pharmaceuticals Total			3,480,102
HEALTH CARE TOTAL			64,110,304
INDUSTRIALS – 13.3%
Aerospace & Defense – 1.1%
	BE Aerospace, Inc. (a)	70,027	2,447,444
	Hexcel Corp. (a)	64,400	1,704,024
Aerospace & Defense Total			4,151,468
Air Freight & Logistics – 0.4%
	HUB Group, Inc., Class A (a)	43,854	1,582,252
Air Freight & Logistics Total			1,582,252
Commercial Services & Supplies – 4.2%
	Advisory Board Co. (a)	32,900	1,518,993
	CoStar Group, Inc. (a)	35,500	1,664,950
	FTI Consulting, Inc. (a)	44,515	2,673,571
	Geo Group, Inc. (a)	55,600	1,278,244
	Huron Consulting Group, Inc. (a)	55,453	2,971,726
	Ritchie Bros Auctioneers, Inc.	68,900	1,899,573
	Waste Connections, Inc. (a)	103,450	3,396,264
Commercial Services & Supplies Total			15,403,321

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Construction & Engineering – 0.4%
Quanta Services, Inc. (a)	48,400	1,550,736
Construction & Engineering Total		1,550,736
General Cable Corp. (a)	21,500	1,522,200
SunPower Corp., Class A (a)	18,300	1,498,770
Electrical Equipment Total		3,020,970
Machinery – 4.7%
Actuant Corp., Class A	53,100	1,938,681
Barnes Group, Inc.	86,400	2,759,616
Bucyrus International, Inc., Class A	70,800	5,011,224
Kaydon Corp.	29,200	1,784,412
Key Technology, Inc. (a)	56,878	2,080,028
Lindsay Corp.	12,700	1,333,500
RBC Bearings, Inc. (a)	55,075	2,075,226
Machinery Total		16,982,687
Road & Rail – 1.1%
Genesee & Wyoming, Inc., Class A (a)	54,000	2,204,280
Landstar System, Inc.	33,200	1,849,904
Road & Rail Total		4,054,184
Transportation Infrastructure – 0.6%
Aegean Marine Petroleum Network, Inc.	47,700	1,991,475
Transportation Infrastructure Total		1,991,475
INDUSTRIALS TOTAL		48,737,093
INFORMATION TECHNOLOGY – 21.6%
Communications Equipment – 2.1%
Cogo Group, Inc. (a)	114,200	1,601,084
Harmonic, Inc. (a)	196,100	1,886,482
Polycom, Inc. (a)	83,400	2,078,328
Riverbed Technology, Inc. (a)	119,800	2,150,410
Communications Equipment Total		7,716,304
Computers & Peripherals – 0.7%
Xyratex Ltd. (a)	131,000	2,613,450
Computers & Peripherals Total		2,613,450
Electronic Equipment & Instruments – 1.3%
FLIR Systems, Inc. (a)	73,300	2,889,486
Itron, Inc. (a)	20,600	2,010,148
Electronic Equipment & Instruments Total		4,899,634
Internet Software & Services – 3.9%
Ariba, Inc. (a)	189,000	2,804,760
Equinix, Inc. (a)	24,857	2,373,595
Omniture, Inc. (a)	99,800	2,460,070

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
	VistaPrint Ltd. (a)	55,700	1,744,524
	Vocus, Inc. (a)	148,142	4,706,471
Internet Software & Services Total			14,089,420
IT Services – 0.8%
	Cybersource Corp. (a)	80,100	1,554,741
	Wright Express Corp. (a)	43,700	1,397,526
IT Services Total			2,952,267
Semiconductors & Semiconductor Equipment – 5.4%
	Atheros Communications, Inc. (a)	100,459	3,357,340
	Entegris, Inc. (a)	184,400	1,418,036
	Hittite Microwave Corp. (a)	51,401	2,053,470
	Kulicke & Soffa Industries, Inc. (a)	174,400	1,234,752
	Microsemi Corp. (a)	56,200	1,539,880
	Monolithic Power Systems, Inc. (a)	62,600	1,516,798
	Netlogic Microsystems, Inc. (a)	43,300	1,635,008
	Novellus Systems, Inc. (a)	79,800	1,906,422
	Tessera Technologies, Inc. (a)	85,791	1,807,616
	Trina Solar Ltd., ADR (a)	30,000	1,348,200
	Verigy Ltd. (a)	70,700	1,805,678
Semiconductors & Semiconductor Equipment Total			19,623,200
Software – 7.4%
	Advent Software, Inc. (a)	69,300	2,977,821
	ANSYS, Inc. (a)	40,400	1,910,920
	Blackboard, Inc. (a)	47,700	1,806,876
	Concur Technologies, Inc. (a)	73,243	2,685,821
	FactSet Research Systems, Inc.	30,100	1,947,771
	Jack Henry & Associates, Inc.	51,900	1,235,220
	Magma Design Automation, Inc. (a)	200,800	1,516,040
	Micros Systems, Inc. (a)	84,700	2,792,559
	Net 1 UEPS Technologies, Inc. (a)	93,900	2,625,444
	Nuance Communications, Inc. (a)	88,800	1,751,136
	Solera Holdings, Inc. (a)	56,600	1,543,482
	SPSS, Inc. (a)	48,900	1,925,193
	Ultimate Software Group, Inc. (a)	66,700	2,523,261
Software Total			27,241,544
INFORMATION TECHNOLOGY TOTAL			79,135,819

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – 5.8%
Chemicals – 2.8%
	CF Industries Holdings, Inc.	36,700	5,024,230
	Intrepid Potash, Inc. (a)	32,500	1,597,700
	Terra Industries, Inc.	81,700	3,564,571
Chemicals Total			10,186,501
Containers & Packaging – 0.7%
	Silgan Holdings, Inc.	47,500	2,718,425
Containers & Packaging Total			2,718,425
Metals & Mining – 2.3%
	Cleveland-Cliffs, Inc. (b)	37,000	3,947,900
	PAN American Silver Corp. (a)	43,700	1,448,655
	Steel Dynamics, Inc.	86,300	3,115,430
Metals & Mining Total			8,511,985
MATERIALS TOTAL			21,416,911
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 0.6%
	Fairpoint Communications, Inc.	227,700	2,049,300
Diversified Telecommunication Services Total			2,049,300
Wireless Telecommunication Services – 1.1%
	SBA Communications Corp., Class A (a)	113,807	4,235,897
Wireless Telecommunication Services Total			4,235,897
TELECOMMUNICATION SERVICES TOTAL			6,285,197
UTILITIES – 0.5%
Electric Utilities – 0.5%
	ITC Holdings Corp.	31,300	1,708,041
Electric Utilities Total			1,708,041
UTILITIES TOTAL			1,708,041

	Total Common Stocks (cost of $278,228,142)		343,139,689

		Units
Purchased Put Option – 0.1%
	Lindsay Corp.
	Strike Price: $105
	Expire: 06/21/2008	11,800	166,380

	Total Purchased Put Option (cost of $88,736)		166,380

7

		Par ($)	Value ($)
Short-Term Obligation – 6.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value of $23,923,150 (repurchase proceeds $23,453,006)	23,449,000	23,449,000

	Total Short-Term Obligation (cost of $23,449,000)		23,449,000

	Total Investments – 100.2% (cost of $301,765,878)(c)(d)		366,755,069

	Other Assets & Liabilities, Net – (0.2)%		(621,284)

	Net Assets – 100.0%		366,133,785

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	A portion of this security is pledged as collateral for open written option contracts.

(c)	Cost for federal income tax purposes is $301,765,878.

(d)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$74,408,252	$(9,419,061)	$64,989,191

At May 31, 2008 the Fund held the following written call option contracts:

	Strike	Number of
Name of Issuer	Price	Contracts	Expiration Date	Premium	Value
Cleveland Cliffs Inc	$85	356	06/21/08	$81,880	$768,960
Total written call options (proceeds $81,880)

For the nine months ended May 31, 2008, transactions in written option contracts were as follows:

8

	Number of contracts	Premium received
Options outstanding at August 31, 2007	—	$—
Options written	648	261,203
Options terminated in closing purchase transactions	(118)	(129,563)
Options exercised	—	—
Options expired	(174)	(49,760)
Options outstanding at May 31, 2008	356	$81,880

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks – 94.3%
CONSUMER DISCRETIONARY – 1.8%
Hotels, Restaurants & Leisure – 1.8%
	Gaylord Entertainment Co. (a)	213,288	6,059,512
Hotels, Restaurants & Leisure Total			6,059,512
CONSUMER DISCRETIONARY TOTAL			6,059,512
FINANCIALS – 92.5%
Real Estate Investment Trusts (REITs) – 92.5%
	Alexandria Real Estate Equities, Inc.	165,503	17,261,963
	American Campus Communities, Inc.	142,209	4,325,998
	BioMed Realty Trust, Inc.	308,500	8,107,380
	Boardwalk Real Estate Investment Trust	180,678	7,664,631
	Boston Properties, Inc.	95,699	9,353,620
	Corporate Office Properties Trust	256,364	9,718,759
	Digital Realty Trust, Inc.	312,584	13,222,303
	Duke Realty Corp.	269,652	6,924,663
	DuPont Fabros Technology, Inc.	125,408	2,538,258
	Entertainment Properties Trust	284,443	15,658,587
	Essex Property Trust, Inc.	111,622	13,335,480
	Extra Space Storage, Inc.	58,100	967,365
	General Growth Properties, Inc.	79,300	3,295,708
	HCP, Inc.	240,400	8,236,104
	Health Care REIT, Inc.	197,977	9,562,289
	Kimco Realty Corp.	599,047	23,572,500
	LaSalle Hotel Properties	264,044	8,665,924
	Mack-Cali Realty Corp.	79,200	3,060,288
	Mid-America Apartment Communities, Inc.	274,142	15,346,469
	National Retail Properties, Inc.	632,348	14,360,623
	Plum Creek Timber Co., Inc.	373,470	17,422,376
	Potlatch Corp.	107,267	5,185,287
	ProLogis	198,408	12,287,407
	Public Storage, Inc.	25,500	2,247,315
	Regency Centers Corp.	107,400	7,141,026
	Simon Property Group, Inc.	387,412	38,493,256
	Sun Communities, Inc.	344,389	6,905,000
	Ventas, Inc.	223,280	10,641,525

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
	Vornado Realty Trust	132,216	12,921,470
Real Estate Investment Trusts (REITs) Total			308,423,574
FINANCIALS TOTAL			308,423,574

	Total Common Stocks (cost of $245,157,638)		314,483,086
Investment Company – 2.7%
	iShares Dow Jones U.S. Real Estate Index Fund	130,382	9,053,726

	Total Investment Company (cost of $8,612,058)		9,053,726

		Par ($)
Short-Term Obligation – 3.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value of $10,130,831 (repurchase proceeds $9,933,697)	9,932,000	9,932,000

	Total Short-Term Obligation (cost of $9,932,000)		9,932,000

	Total Investments – 100.0% (cost of $263,701,696)(b)(c)		333,468,812

	Other Assets & Liabilities, Net – 0.0%		(77,832)

	Net Assets – 100.0%		333,390,980

2

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $263,701,696.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$83,765,655	$(13,998,539)	$69,767,116

3

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks – 98.1%
CONSUMER DISCRETIONARY – 3.5%
Hotels, Restaurants & Leisure – 1.3%
	Ctrip.com International Ltd., ADR	96,868	5,655,154
Hotels, Restaurants & Leisure Total			5,655,154
Internet & Catalog Retail – 2.2%
	Amazon.com, Inc. (a)	47,800	3,901,436
	Priceline.com, Inc. (a)	40,990	5,514,384
Internet & Catalog Retail Total			9,415,820
CONSUMER DISCRETIONARY TOTAL			15,070,974
ENERGY – 1.5%
Energy Equipment & Services – 1.5%
	FMC Technologies, Inc. (a)	42,810	3,075,899
	National-Oilwell Varco, Inc. (a)	39,060	3,254,479
Energy Equipment & Services Total			6,330,378
ENERGY TOTAL			6,330,378
HEALTH CARE – 4.3%
Biotechnology – 0.3%
	Celgene Corp. (a)	20,630	1,255,542
Biotechnology Total			1,255,542
Health Care Equipment & Supplies – 2.3%
	Hologic, Inc. (a)	137,710	3,309,171
	Intuitive Surgical, Inc. (a)	6,280	1,843,745
	Masimo Corp. (a)	30,000	1,036,800
	Natus Medical, Inc. (a)	84,219	1,815,762
	Trans1, Inc. (a)	27,528	390,347
	Varian Medical Systems, Inc. (a)	28,450	1,352,513
Health Care Equipment & Supplies Total			9,748,338
Health Care Providers & Services – 0.4%
	Laboratory Corp. of America Holdings (a)	20,760	1,531,880
Health Care Providers & Services Total			1,531,880
Life Sciences Tools & Services – 1.3%
	Charles River Laboratories International, Inc. (a)	15,730	1,011,124
	Illumina, Inc. (a)	40,380	3,169,023

1

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
	Pharmaceutical Product Development, Inc.	32,160	1,421,794
Life Sciences Tools & Services Total			5,601,941
HEALTH CARE TOTAL			18,137,701
INDUSTRIALS – 5.2%
Aerospace & Defense – 0.7%
	L-3 Communications Holdings, Inc.	25,180	2,704,080
Aerospace & Defense Total			2,704,080
Commercial Services & Supplies – 1.0%
	FTI Consulting, Inc. (a)	42,140	2,530,928
	Huron Consulting Group, Inc. (a)	32,790	1,757,216
Commercial Services & Supplies Total			4,288,144
Electrical Equipment – 2.6%
	Energy Conversion Devices, Inc. (a)	21,780	1,382,595
	First Solar, Inc. (a)	24,080	6,442,363
	SunPower Corp., Class A (a)	40,880	3,348,072
Electrical Equipment Total			11,173,030
Industrial Conglomerates – 0.9%
	McDermott International, Inc. (a)	63,950	3,966,819
Industrial Conglomerates Total			3,966,819
INDUSTRIALS TOTAL			22,132,073
INFORMATION TECHNOLOGY – 71.7%
Communications Equipment – 14.3%
	Cogo Group, Inc. (a)	50,220	704,084
	Harris Corp.	95,870	6,306,329
	Juniper Networks, Inc. (a)	78,380	2,157,018
	Motorola, Inc.	157,420	1,468,729
	Nokia Corp., ADR	430,060	12,213,704
	QUALCOMM, Inc.	347,660	16,875,416
	Research In Motion Ltd. (a)	100,780	13,995,318
	Riverbed Technology, Inc. (a)	174,550	3,133,172
	Tellabs, Inc. (a)	733,340	3,989,370
Communications Equipment Total			60,843,140
Computers & Peripherals – 5.2%
	Apple, Inc. (a)	49,040	9,256,300
	Hewlett-Packard Co.	127,110	5,981,796
	International Business Machines Corp.	40,460	5,236,738
	Xyratex Ltd. (a)	79,760	1,591,212
Computers & Peripherals Total			22,066,046

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 4.4%
Agilent Technologies, Inc. (a)	58,840	2,200,028
Amphenol Corp., Class A	40,870	1,905,768
Arrow Electronics, Inc. (a)	62,870	1,927,594
AU Optronics Corp., ADR	104,054	1,981,188
Avnet, Inc. (a)	151,570	4,474,347
LG.Philips LCD Co., Ltd., ADR	116,740	2,572,950
Mellanox Technologies Ltd. (a)	108,310	1,769,785
Tyco Electronics Ltd.	52,060	2,088,647
Electronic Equipment & Instruments Total		18,920,307
Internet Software & Services – 8.0%
Baidu.com, ADR (a)	11,280	3,892,277
eBay, Inc. (a)	135,270	4,059,453
Equinix, Inc. (a)	38,580	3,684,004
Google, Inc., Class A (a)	6,190	3,626,102
Omniture, Inc. (a)	166,770	4,110,881
VeriSign, Inc. (a)	116,760	4,675,070
VistaPrint Ltd. (a)	65,570	2,053,652
Vocus, Inc. (a)	137,501	4,368,407
Yahoo!, Inc. (a)	125,100	3,347,676
Internet Software & Services Total		33,817,522
IT Services – 6.0%
Accenture Ltd., Class A	106,350	4,341,207
Affiliated Computer Services, Inc., Class A (a)	91,190	4,942,498
Alliance Data Systems Corp. (a)	36,690	2,202,868
Cognizant Technology Solutions Corp., Class A (a)	177,970	6,278,782
Fiserv, Inc. (a)	81,390	4,261,580
Total System Services, Inc.	147,220	3,609,834
IT Services Total		25,636,769
Semiconductors & Semiconductor Equipment – 12.7%
ASML Holding N.V., N.Y. Registered Shares	182,494	5,467,520
Atheros Communications, Inc. (a)	174,568	5,834,063
ATMI, Inc. (a)	52,820	1,580,903
Cypress Semiconductor Corp. (a)	64,230	1,790,732
Hittite Microwave Corp. (a)	95,730	3,824,414
Lam Research Corp. (a)	145,530	5,923,071
Marvell Technology Group Ltd. (a)	356,780	6,193,701
MEMC Electronic Materials, Inc. (a)	37,340	2,563,764
Microchip Technology, Inc.	80,880	2,979,619

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Novellus Systems, Inc. (a)	53,120	1,269,037
	NVIDIA Corp. (a)	401,909	9,927,152
	Silicon Laboratories, Inc. (a)	29,440	1,084,864
	Tessera Technologies, Inc. (a)	160,428	3,380,218
	Varian Semiconductor Equipment Associates, Inc. (a)	54,882	2,087,162
Semiconductors & Semiconductor Equipment Total			53,906,220
Software – 21.1%
	Adobe Systems, Inc. (a)	220,470	9,713,908
	Advent Software, Inc. (a)	40,530	1,741,574
	Amdocs Ltd. (a)	103,720	3,351,193
	ANSYS, Inc. (a)	37,490	1,773,277
	Autodesk, Inc. (a)	91,020	3,746,383
	Blackboard, Inc. (a)	54,360	2,059,157
	BMC Software, Inc. (a)	115,760	4,641,976
	CA, Inc.	171,440	4,550,018
	Check Point Software Technologies Ltd. (a)	170,240	4,227,059
	Citrix Systems, Inc. (a)	124,207	4,251,606
	Concur Technologies, Inc. (a)	108,831	3,990,833
	Intuit, Inc. (a)	137,690	3,987,502
	Magma Design Automation, Inc. (a)	262,810	1,984,216
	McAfee, Inc. (a)	145,610	5,278,363
	Microsoft Corp.	113,370	3,210,638
	Net 1 UEPS Technologies, Inc. (a)	91,550	2,559,738
	Nintendo Co., Ltd.	26,140	14,381,711
	Oracle Corp. (a)	206,160	4,708,694
	Salesforce.com, Inc. (a)	93,600	6,768,216
	UBISOFT Entertainment (a)	28,890	2,800,111
Software Total			89,726,173
INFORMATION TECHNOLOGY TOTAL			304,916,177
MATERIALS – 2.5%
Chemicals – 2.5%
	Intrepid Potash, Inc. (a)	10,195	501,186
	Monsanto Co.	49,820	6,347,068

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Wacker Chemie AG	16,160	3,870,444
Chemicals Total			10,718,698
MATERIALS TOTAL			10,718,698
TELECOMMUNICATION SERVICES – 9.4%
Diversified Telecommunication Services – 1.0%
	Fairpoint Communications, Inc.	440,130	3,961,170
Diversified Telecommunication Services Total			3,961,170
Wireless Telecommunication Services – 8.4%
	America Movil SAB de CV, Series L, ADR	59,830	3,576,039
	American Tower Corp., Class A (a)	185,013	8,458,794
	Crown Castle International Corp. (a)	154,880	6,580,851
	Leap Wireless International, Inc. (a)	36,780	2,113,379
	Millicom International Cellular SA (a)	31,950	3,701,727
	Mobile TeleSystems OJSC, ADR	58,570	5,130,732
	SBA Communications Corp., Class A (a)	168,900	6,286,458
Wireless Telecommunication Services Total			35,847,980
TELECOMMUNICATION SERVICES TOTAL			39,809,150

	Total Common Stocks (cost of $360,226,884)		417,115,151
Short-Term Obligation – 3.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08, at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value $15,800,231 (repurchase proceeds $15,491,646)	15,489,000	15,489,000

	Total Short-Term Obligation (cost of $15,489,000)		15,489,000

	Total Investments – 101.7% (cost of $375,715,884)(b)(c)		432,604,151

	Other Assets & Liabilities, Net – (1.7)%		(7,430,290)

	Net Assets – 100.0%		425,173,861

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $375,715,884.

(c)	Unrealized appreciation and depreciation at May 31,2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$62,256,115	$(5,367,848)	$56,888,267

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 10.0%
Auto Components – 0.7%
	Nokian Renkaat Oyj	168,100	8,635,440
Auto Components Total			8,635,440
Hotels, Restaurants & Leisure – 1.0%
	Carnival Corp.	100,600	4,030,036
	Ctrip.com International Ltd., ADR	51,400	3,000,732
	Las Vegas Sands Corp. (a)	71,800	4,985,792
Hotels, Restaurants & Leisure Total			12,016,560
Household Durables – 1.1%
	Cyrela Brazil Realty SA	310,700	5,211,126
	Gafisa SA, ADR	98,300	4,392,044
	Whirlpool Corp.	49,000	3,610,320
Household Durables Total			13,213,490
Media – 0.9%
	DIRECTV Group, Inc. (a)	147,100	4,133,510
	NET Servicos de Comunicacao SA, ADR (a)	420,300	6,035,508
Media Total			10,169,018
Multiline Retail – 1.8%
	Kohl’s Corp. (a)	78,300	3,507,840
	Macy’s, Inc.	214,000	5,065,380
	Stockmann Oyj Abp, Class B	98,600	3,896,281
	Target Corp.	172,500	9,204,600
Multiline Retail Total			21,674,101
Specialty Retail – 1.8%
	Best Buy Co., Inc.	99,500	4,645,655
	GameStop Corp., Class A (a)	95,400	4,731,840
	Home Depot, Inc.	197,900	5,414,544
	Stage Stores, Inc.	201,300	2,719,563
	Urban Outfitters, Inc. (a)	107,100	3,447,549
Specialty Retail Total			20,959,151
Textiles, Apparel & Luxury Goods – 2.7%
	Coach, Inc. (a)	168,800	6,127,440
	Hanesbrands, Inc. (a)	158,900	5,243,700
	Lululemon Athletica, Inc. (a)	72,300	2,312,877
	LVMH Moet Hennessy Louis Vuitton SA	40,800	4,773,923
	NIKE, Inc., Class B	140,000	9,571,800

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Polo Ralph Lauren Corp.	61,200	4,274,820
Textiles, Apparel & Luxury Goods Total			32,304,560
CONSUMER DISCRETIONARY TOTAL			118,972,320
CONSUMER STAPLES – 8.5%
Beverages – 2.4%
	Coca-Cola Co.	145,600	8,337,056
	Diageo PLC, ADR	52,700	4,143,274
	Fomento Economico Mexicano SAB de CV, ADR	208,200	9,795,810
	PepsiCo, Inc.	104,600	7,144,180
Beverages Total			29,420,320
Food & Staples Retailing – 1.3%
	Kroger Co.	115,500	3,192,420
	Longs Drug Stores Corp.	87,300	4,139,766
	Sysco Corp.	153,700	4,743,182
	United Natural Foods, Inc. (a)	161,700	3,439,359
Food & Staples Retailing Total			15,514,727
Food Products – 0.8%
	Nestle SA, Registered Shares	10,700	5,261,454
	Unilever N.V., N.Y. Registered Shares	123,700	4,052,412
Food Products Total			9,313,866
Household Products – 1.8%
	Colgate-Palmolive Co.	55,600	4,134,416
	Kimberly-Clark Corp.	69,600	4,440,480
	Procter & Gamble Co.	189,300	12,503,265
Household Products Total			21,078,161
Personal Products – 1.0%
	Avon Products, Inc.	175,400	6,851,124
	Bare Escentuals, Inc. (a)	248,400	4,982,904
Personal Products Total			11,834,028
Tobacco – 1.2%
	Altria Group, Inc.	96,800	2,154,768
	Philip Morris International, Inc. (a)	96,800	5,097,488
	UST, Inc.	124,400	6,870,612
Tobacco Total			14,122,868
CONSUMER STAPLES TOTAL			101,283,970
ENERGY – 15.5%
Energy Equipment & Services — 6.6%
	Cameron International Corp. (a)	205,000	10,912,150

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Core Laboratories N.V. (a)	45,600	6,238,992
	National-Oilwell Varco, Inc. (a)	87,800	7,315,496
	Noble Corp.	86,700	5,474,238
	Oceaneering International, Inc. (a)	67,900	4,845,344
	Schlumberger Ltd.	107,500	10,871,475
	Tenaris SA, ADR	88,000	5,394,400
	Transocean, Inc. (a)	65,499	9,837,295
	Weatherford International Ltd. (a)	209,600	9,564,048
	Wellstream Holdings PLC (a)	319,700	8,631,794
Energy Equipment & Services Total			79,085,232
Oil, Gas & Consumable Fuels –8.9%
	Apache Corp.	25,300	3,391,718
	ConocoPhillips	158,700	14,774,970
	Continental Resources, Inc. (a)	135,634	8,703,634
	Devon Energy Corp.	75,600	8,765,064
	Exxon Mobil Corp.	267,100	23,707,796
	Hess Corp.	51,500	6,324,715
	Marathon Oil Corp.	68,500	3,520,215
	Occidental Petroleum Corp.	90,300	8,301,279
	Peabody Energy Corp.	48,000	3,548,160
	Petroleo Brasileiro SA, ADR	93,000	6,556,500
	SandRidge Energy, Inc. (a)	59,078	3,249,290
	Southwestern Energy Co. (a)	189,800	8,415,732
	XTO Energy, Inc.	106,950	6,804,159
Oil, Gas & Consumable Fuels Total			106,063,232
ENERGY TOTAL			185,148,464
FINANCIALS – 15.6%
Capital Markets – 3.4%
	Goldman Sachs Group, Inc.	45,700	8,061,937
	Janus Capital Group, Inc.	170,000	4,930,000
	Lazard Ltd., Class A	131,000	4,989,790
	Merrill Lynch & Co., Inc.	160,900	7,066,728
	State Street Corp.	87,600	6,308,952
	T. Rowe Price Group, Inc.	67,000	3,880,640
	Waddell & Reed Financial, Inc., Class A	141,300	4,996,368
Capital Markets Total			40,234,415
Commercial Banks – 3.1%
	Banco Bradesco SA, ADR	134,550	3,230,546
	BB&T Corp.	188,000	5,916,360
	Glacier Bancorp, Inc.	205,100	4,253,774

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	ICICI Bank Ltd., ADR	55,400	2,090,242
	National Bank of Greece SA, ADR	219,960	2,483,348
	Prosperity Bancshares, Inc.	135,700	4,334,258
	Raiffeisen International Bank Holding AG	18,200	2,728,116
	Umpqua Holdings Corp.	264,700	3,689,918
	Wachovia Corp.	354,800	8,444,240
Commercial Banks Total			37,170,802
Consumer Finance – 0.9%
	American Express Co.	239,200	11,086,920
Consumer Finance Total			11,086,920
Diversified Financial Services – 3.3%
	Bovespa Holding SA	257,400	4,241,205
	Citigroup, Inc.	518,300	11,345,587
	CME Group, Inc.	10,000	4,303,000
	JPMorgan Chase & Co.	444,000	19,092,000
Diversified Financial Services Total			38,981,792
Insurance – 3.4%
	ACE Ltd.	123,700	7,430,659
	Allstate Corp.	133,700	6,810,678
	American International Group, Inc.	129,691	4,668,876
	Aon Corp.	24,500	1,156,155
	Assurant, Inc.	86,700	5,898,201
	Prudential Financial, Inc.	117,300	8,762,310
	Unum Group	241,200	5,808,096
Insurance Total			40,534,975
Real Estate Investment Trusts (REITs) – 1.5%
	Alexandria Real Estate Equities, Inc.	32,200	3,358,460
	CapitalSource, Inc.	278,500	4,277,760
	Digital Realty Trust, Inc.	123,100	5,207,130
	SL Green Realty Corp.	55,500	5,533,350
Real Estate Investment Trusts (REITs) Total			18,376,700
FINANCIALS TOTAL			186,385,604
HEALTH CARE – 10.8%
Biotechnology – 2.2%
	Applera Corp. - Celera Group (a)	151,400	1,950,032
	BioMarin Pharmaceuticals, Inc. (a)	66,700	2,545,939
	Celgene Corp. (a)	85,107	5,179,612
	Genentech, Inc. (a)	53,200	3,770,284

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Gilead Sciences, Inc. (a)	173,700	9,609,084
	Onyx Pharmaceuticals, Inc. (a)	97,900	3,459,786
Biotechnology Total			26,514,737
Health Care Equipment & Supplies – 2.2%
	Baxter International, Inc.	149,700	9,146,670
	Hologic, Inc. (a)	142,600	3,426,678
	Masimo Corp. (a)	161,230	5,572,109
	Mindray Medical International Ltd., ADR	127,415	5,338,688
	Varian Medical Systems, Inc. (a)	63,200	3,004,528
Health Care Equipment & Supplies Total			26,488,673
Health Care Providers & Services – 2.0%
	Express Scripts, Inc. (a)	108,200	7,802,302
	Laboratory Corp. of America Holdings (a)	74,600	5,504,734
	McKesson Corp.	72,100	4,156,565
	Medco Health Solutions, Inc. (a)	142,200	6,889,590
Health Care Providers & Services Total			24,353,191
Life Sciences Tools & Services – 2.7%
	Charles River Laboratories International, Inc. (a)	47,900	3,079,012
	Covance, Inc. (a)	68,200	5,591,036
	Illumina, Inc. (a)	43,283	3,396,850
	Pharmaceutical Product Development, Inc.	132,200	5,844,562
	Qiagen N.V. (a)	235,500	4,688,805
	Thermo Fisher Scientific, Inc. (a)	75,900	4,479,618
	Waters Corp. (a)	84,600	5,204,592
Life Sciences Tools & Services Total			32,284,475
Pharmaceuticals – 1.7%
	Abbott Laboratories	177,900	10,024,665
	Johnson & Johnson	83,070	5,544,092
	Merck & Co., Inc.	106,500	4,149,240
Pharmaceuticals Total			19,717,997
HEALTH CARE TOTAL			129,359,073
INDUSTRIALS – 12.1%
Aerospace & Defense – 2.9%
	Boeing Co.	54,900	4,544,073
	General Dynamics Corp.	63,600	5,860,740
	Goodrich Corp.	92,300	5,981,963
	Honeywell International, Inc.	64,500	3,845,490
	Rockwell Collins, Inc.	105,900	6,499,083

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	United Technologies Corp.	105,300	7,480,512
	Aerospace & Defense Total		34,211,861
Air Freight & Logistics – 0.7%
	United Parcel Service, Inc., Class B	70,700	5,021,114
	UTI Worldwide, Inc.	167,200	3,972,672
Air Freight & Logistics Total			8,993,786
Commercial Services & Supplies – 1.0%
	Dun & Bradstreet Corp.	61,400	5,625,468
	Republic Services, Inc.	127,000	4,182,110
	Waste Connections, Inc. (a)	53,800	1,766,254
Commercial Services & Supplies Total			11,573,832
Construction & Engineering – 0.5%
	Quanta Services, Inc. (a)	171,200	5,485,248
Construction & Engineering Total			5,485,248
Electrical Equipment – 0.9%
	Rockwell Automation, Inc.	102,900	6,024,795
	Suntech Power Holdings Co., Ltd., ADR (a)	111,400	4,738,956
Electrical Equipment Total			10,763,751
Industrial Conglomerates – 2.3%
	3M Co.	45,800	3,552,248
	General Electric Co.	398,900	12,254,208
	McDermott International, Inc. (a)	136,400	8,460,892
	Siemens AG, ADR	30,300	3,447,837
Industrial Conglomerates Total			27,715,185
Machinery – 2.1%
	Eaton Corp.	51,526	4,981,534
	GEA Group AG	76,600	2,982,835
	Illinois Tool Works, Inc.	45,600	2,448,720
	Joy Global, Inc.	79,200	6,671,016
	Paccar, Inc.	101,650	5,427,093
	Parker Hannifin Corp.	25,000	2,116,750
Machinery Total			24,627,948
Marine – 0.4%
	D/S Norden	14,700	1,836,542
	DryShips, Inc.	35,300	3,311,140
Marine Total			5,147,682
Road & Rail – 1.3%
	Con-way, Inc.	48,100	2,347,761

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
	Landstar System, Inc.	73,200	4,078,704
	Union Pacific Corp.	106,600	8,774,246
Road & Rail Total			15,200,711
INDUSTRIALS TOTAL			143,720,004
INFORMATION TECHNOLOGY – 15.7%
Communications Equipment – 2.7%
	Cisco Systems, Inc. (a)	568,900	15,201,008
	Corning, Inc.	302,700	8,275,818
	Nokia Corp., ADR	235,800	6,696,720
	Nortel Networks Corp. (a)	1,446	11,915
	Research In Motion Ltd. (a)	19,400	2,694,078
Communications Equipment Total			32,879,539
Computers & Peripherals – 4.7%
	Apple, Inc. (a)	72,100	13,608,875
	EMC Corp. (a)	378,300	6,597,552
	Hewlett-Packard Co.	448,700	21,115,822
	International Business Machines Corp.	110,162	14,258,268
Computers & Peripherals Total			55,580,517
Electronic Equipment & Instruments – 0.4%
	Mettler-Toledo International, Inc. (a)	42,800	4,438,360
Electronic Equipment & Instruments Total			4,438,360
Internet Software & Services – 1.5%
	eBay, Inc. (a)	214,800	6,446,148
	Equinix, Inc. (a)	32,700	3,122,523
	Google, Inc., Class A (a)	15,100	8,845,580
Internet Software & Services Total			18,414,251
IT Services – 0.8%
	Paychex, Inc.	120,300	4,156,365
	Redecard SA	269,400	5,797,110
IT Services Total			9,953,475
Semiconductors & Semiconductor Equipment – 2.4%
	ASML Holding N.V., N.Y. Registered Shares	61,422	1,840,203
	Intel Corp.	336,300	7,795,434
	Intersil Corp., Class A	86,000	2,396,820
	MEMC Electronic Materials, Inc. (a)	71,629	4,918,047
	Semtech Corp. (a)	134,800	2,361,696
	Texas Instruments, Inc.	278,200	9,035,936
Semiconductors & Semiconductor Equipment Total			28,348,136

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 3.2%
	Amdocs Ltd. (a)	131,300	4,242,303
	ANSYS, Inc. (a)	69,400	3,282,620
	McAfee, Inc. (a)	110,200	3,994,750
	Microsoft Corp.	330,300	9,354,096
	Nintendo Co., Ltd.	12,910	7,102,827
	Oracle Corp. (a)	330,200	7,541,768
	UBISOFT Entertainment (a)	23,500	2,277,695
Software Total			37,796,059
INFORMATION TECHNOLOGY TOTAL			187,410,337
MATERIALS – 5.0%
Chemicals – 2.3%
	Agrium, Inc.	30,200	2,640,084
	Celanese Corp., Series A	70,000	3,409,000
	CF Industries Holdings, Inc.	25,800	3,532,020
	Ecolab, Inc.	39,300	1,761,819
	Monsanto Co.	73,900	9,414,860
	Syngenta AG, ADR	74,700	4,578,363
	Zoltek Companies, Inc. (a)	85,400	2,581,642
Chemicals Total			27,917,788
Metals & Mining – 2.7%
	Alcoa, Inc.	86,600	3,515,094
	ArcelorMittal, N.Y. Registered Shares	74,700	7,419,951
	Boliden AB	257,600	2,908,491
	Companhia Vale do Rio Doce, ADR	139,400	5,545,332
	Freeport-McMoRan Copper & Gold, Inc.	107,800	12,473,538
Metals & Mining Total			31,862,406
MATERIALS TOTAL			59,780,194
TELECOMMUNICATION SERVICES – 2.3%
Diversified Telecommunication Services – 0.8%
	AT&T, Inc.	108,918	4,345,828
	Telekomunikasi Indonesia, ADR	127,000	4,439,920
Diversified Telecommunication Services Total			8,785,748
Wireless Telecommunication Services – 1.5%
	American Tower Corp., Class A (a)	83,400	3,813,048
	China Mobile Ltd., ADR	48,500	3,578,815
	Millicom International Cellular SA (a)	39,300	4,553,298
	Mobile TeleSystems OJSC, ADR	47,300	4,143,480

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Philippine Long Distance Telephone Co., ADR	33,400	2,017,026
Wireless Telecommunication Services Total			18,105,667
TELECOMMUNICATION SERVICES TOTAL			26,891,415
UTILITIES – 3.9%
Electric Utilities – 3.3%
	Entergy Corp.	76,100	9,190,597
	Exelon Corp.	133,200	11,721,600
	FPL Group, Inc.	138,200	9,331,264
	PPL Corp.	171,000	8,774,010
Electric Utilities Total			39,017,471
Multi-Utilities – 0.6%
	Public Service Enterprise Group, Inc.	166,600	7,373,716
Multi-Utilities Total			7,373,716
UTILITIES TOTAL			46,391,187

	Total Common Stocks (cost of $920,506,185)		1,185,342,568

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due on 06/02/08, at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value of $7,290,763 (repurchase proceeds $7,144,220)	7,143,000	7,143,000

	Total Short-Term Obligation (cost of $7,143,000)		7,143,000

	Total Investments – 100.0% (cost of $927,649,185)(b)(c)		1,192,485,568

	Other Assets & Liabilities, Net – 0.0%		176,943

	Net Assets – 100.0%		1,192,662,511

9

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $927,649,185.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$287,314,368	$(22,477,985)	$264,836,383

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks – 60.8%
CONSUMER DISCRETIONARY – 5.0%
Media – 2.3%
	McGraw-Hill Companies, Inc.	26,300	1,091,187
	NET Servicos de Comunicacao SA, ADR	26,900	386,284
	News Corp., Class A	101,200	1,816,540
	WPP Group PLC, ADR	24,600	1,491,990
Media Total			4,786,001
Multiline Retail – 0.5%
	Target Corp.	20,200	1,077,872
Multiline Retail Total			1,077,872
Textiles, Apparel & Luxury Goods – 2.2%
	Coach, Inc. (a)	18,600	675,180
	NIKE, Inc., Class B	27,800	1,900,686
	Phillips-Van Heusen Corp.	23,100	1,049,433
	Polo Ralph Lauren Corp.	14,700	1,026,795
Textiles, Apparel & Luxury Goods Total			4,652,094
CONSUMER DISCRETIONARY TOTAL			10,515,967
CONSUMER STAPLES – 5.5%
Beverages – 1.9%
	Diageo PLC, ADR	14,800	1,163,576
	Hansen Natural Corp. (a)	22,500	702,900
	PepsiCo, Inc.	30,500	2,083,150
Beverages Total			3,949,626
Food & Staples Retailing – 0.6%
	Kroger Co.	47,975	1,326,029
Food & Staples Retailing Total			1,326,029
Household Products – 0.3%
	Colgate-Palmolive Co.	8,030	597,111
Household Products Total			597,111
Personal Products – 1.1%
	Avon Products, Inc.	30,100	1,175,706
	Herbalife Ltd.	27,300	1,052,142
Personal Products Total			2,227,848

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – 1.6%
	Philip Morris International, Inc. (a)	64,400	3,391,304
Tobacco Total			3,391,304
CONSUMER STAPLES TOTAL			11,491,918
ENERGY – 8.6%
Energy Equipment & Services – 2.9%
	Halliburton Co.	51,300	2,492,154
	Transocean, Inc. (a)	12,819	1,925,285
	Weatherford International Ltd. (a)	36,800	1,679,184
Energy Equipment & Services Total			6,096,623
Oil, Gas & Consumable Fuels – 5.7%
	Anadarko Petroleum Corp.	22,100	1,656,837
	Apache Corp.	21,600	2,895,696
	ConocoPhillips	46,900	4,366,390
	Devon Energy Corp.	24,770	2,871,834
Oil, Gas & Consumable Fuels Total			11,790,757
ENERGY TOTAL			17,887,380
FINANCIALS – 9.1%
Capital Markets – 3.6%
	Affiliated Managers Group, Inc. (a)	12,900	1,322,250
	Goldman Sachs Group, Inc.	9,500	1,675,895
	Invesco Ltd.	55,600	1,547,348
	Merrill Lynch & Co., Inc.	21,100	926,712
	State Street Corp.	28,600	2,059,772
Capital Markets Total			7,531,977
Commercial Banks – 0.4%
	BB&T Corp.	23,900	752,133
Commercial Banks Total			752,133
Consumer Finance – 1.2%
	American Express Co.	55,105	2,554,117
Consumer Finance Total			2,554,117
Diversified Financial Services – 2.3%
	Citigroup, Inc.	79,433	1,738,788
	JPMorgan Chase & Co.	73,780	3,172,540
Diversified Financial Services Total			4,911,328
Insurance – 1.6%
	Berkshire Hathaway, Inc., Class B (a)	376	1,691,248

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Unum Group	67,000	1,613,360
Insurance Total			3,304,608
FINANCIALS TOTAL			19,054,163
HEALTH CARE – 9.5%
Biotechnology – 0.5%
	Amgen, Inc. (a)	25,100	1,105,153
Biotechnology Total			1,105,153
Health Care Equipment & Supplies – 2.8%
	Baxter International, Inc.	40,700	2,486,770
	Covidien Ltd.	42,225	2,115,050
	Zimmer Holdings, Inc. (a)	17,700	1,288,560
Health Care Equipment & Supplies Total			5,890,380
Health Care Providers & Services – 2.0%
	Aetna, Inc.	31,200	1,471,392
	Coventry Health Care, Inc. (a)	14,900	685,847
	McKesson Corp.	33,930	1,956,064
Health Care Providers & Services Total			4,113,303
Life Sciences Tools & Services – 0.9%
	Thermo Fisher Scientific, Inc. (a)	32,230	1,902,215
Life Sciences Tools & Services Total			1,902,215
Pharmaceuticals – 3.3%
	Abbott Laboratories	62,599	3,527,454
	Johnson & Johnson	34,000	2,269,160
	Schering-Plough Corp.	47,000	958,800
Pharmaceuticals Total			6,755,414
HEALTH CARE TOTAL			19,766,465
INDUSTRIALS – 8.3%
Aerospace & Defense – 2.6%
	Honeywell International, Inc.	33,090	1,972,826
	Northrop Grumman Corp.	23,000	1,735,580
	United Technologies Corp.	23,100	1,641,024
Aerospace & Defense Total			5,349,430
Commercial Services & Supplies – 0.9%
	Dun & Bradstreet Corp.	13,900	1,273,518
	Monster Worldwide, Inc. (a)	23,700	585,153
Commercial Services & Supplies Total			1,858,671
Industrial Conglomerates – 2.6%
	General Electric Co.	73,900	2,270,208
	Tyco International Ltd.	68,725	3,105,683
Industrial Conglomerates Total			5,375,891

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.2%
	CNH Global NV	13,000	580,970
	Eaton Corp.	20,787	2,009,687
Machinery Total			2,590,657
Road & Rail – 1.0%
	Union Pacific Corp.	25,820	2,125,244
Road & Rail Total			2,125,244
INDUSTRIALS TOTAL			17,299,893
INFORMATION TECHNOLOGY – 11.3%
Communications Equipment – 1.8%
	Nokia Oyj, ADR	50,600	1,437,040
	Nortel Networks Corp. (a)	11,891	97,982
	QUALCOMM, Inc.	45,900	2,227,986
Communications Equipment Total			3,763,008
Computers & Peripherals – 2.3%
	Apple, Inc. (a)	10,500	1,981,875
	Hewlett-Packard Co.	59,500	2,800,070
Computers & Peripherals Total			4,781,945
Internet Software & Services – 4.2%
	Akamai Technologies, Inc. (a)	18,100	706,805
	eBay, Inc. (a)	107,500	3,226,075
	Google, Inc., Class A (a)	6,500	3,807,700
	VeriSign, Inc. (a)	27,800	1,113,112
Internet Software & Services Total			8,853,692
IT Services – 0.5%
	Western Union Co.	41,900	990,516
IT Services Total			990,516
Semiconductors & Semiconductor Equipment – 0.5%
	Linear Technology Corp.	28,200	1,036,914
Semiconductors & Semiconductor Equipment Total			1,036,914
Software – 2.0%
	Microsoft Corp.	118,090	3,344,309
	Oracle Corp. (a)	36,475	833,089
Software Total			4,177,398
MATERIALS – 1.1%	INFORMATION TECHNOLOGY TOTAL		23,603,473
Metals & Mining – 1.1%
	Alcoa, Inc.	40,200	1,631,718

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Freeport-McMoRan Copper & Gold, Inc.	6,300	728,973
Metals & Mining Total			2,360,691
MATERIALS TOTAL			2,360,691
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.0%
	Verizon Communications, Inc.	54,700	2,104,309
Diversified Telecommunication Services Total			2,104,309
Wireless Telecommunication Services – 0.5%
	America Movil SAB de CV, Series L, ADR	17,200	1,028,044
Wireless Telecommunication Services Total			1,028,044
TELECOMMUNICATION SERVICES TOTAL			3,132,353
UTILITIES – 0.9%
Electric Utilities – 0.3%
	FPL Group, Inc.	9,500	641,440
Electric Utilities Total			641,440
Multi-Utilities – 0.6%
	Public Service Enterprise Group, Inc.	27,200	1,203,872
Multi-Utilities Total			1,203,872
UTILITIES TOTAL			1,845,312

	Total Common Stocks (cost of $104,212,638)		126,957,615

		Par ($)
Mortgage-Backed Securities – 11.7%
Federal Home Loan Mortgage Corp.
	5.000% 02/01/38	757,239	732,227
	5.000% 03/01/38	749,031	724,290
	5.500% 12/01/18	1,037,094	1,053,578
	5.500% 07/01/19	260,774	264,511
	5.500% 07/01/21	288,667	291,898
	5.500% 08/01/21	59,906	60,577
	5.500% 08/01/35	1,349,099	1,342,480
	5.500% 12/01/37	786,699	782,102
	6.000% 03/01/17	70,275	72,302
	6.000% 04/01/17	443,803	456,602
	6.000% 05/01/17	254,639	261,983
	6.000% 08/01/17	142,545	146,656
	6.500% 08/01/32	141,894	147,672
	6.500% 08/01/36	266,245	275,169

5

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
Federal National Mortgage Association
	5.000% 02/01/36	2,735,500	2,648,562
	5.000% 05/01/37	909,598	879,694
	5.000% 07/01/37	1,362,503	1,317,634
	5.500% 04/01/36	2,022,478	2,010,659
	5.500% 05/01/36	75,041	74,602
	5.500% 11/01/36	2,541,208	2,526,357
	5.711% 07/01/32(b)	337,429	346,225
	6.000% 09/01/36	578,424	587,516
	6.000% 10/01/36	1,422,560	1,444,920
	6.000% 07/01/37	184,949	187,817
	6.000% 08/01/37	701,889	712,772
	6.000% 09/01/37	698,417	709,247
	6.500% 03/01/37	361,823	373,503
	6.500% 05/01/37	593,502	612,535
	6.500% 08/01/37	1,310,675	1,352,707
	6.500% 11/01/37	1,164,925	1,202,283
Government National Mortgage Association
	5.500% 05/15/38	743,000	744,254
	7.000% 10/15/31	64,931	69,459
	7.000% 04/15/32	58,062	62,105
	7.000% 05/15/32	73,623	78,749

	Total Mortgage-Backed Securities (cost of $24,331,662)		24,553,647
Corporate Fixed-Income Bonds & Notes – 10.2%
BASIC MATERIALS – 0.2%
Chemicals – 0.1%
Dow Chemical Co/The
	5.700% 05/15/18	130,000	127,863
Huntsman International LLC
	7.875% 11/15/14	105,000	112,350
Chemicals Total			240,213
Forest Products & Paper – 0.1%
Georgia-Pacific Corp.
	8.000% 01/15/24	120,000	115,800
Forest Products & Paper Total			115,800

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 0.0%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	105,000	112,875
Metals & Mining Total			112,875
BASIC MATERIALS TOTAL			468,888
COMMUNICATIONS – 1.6%
Media – 0.6%
Charter Communications Holdings II LLC
	10.250% 09/15/10	100,000	99,500
Comcast Corp.
	7.050% 03/15/33	375,000	389,920
CSC Holdings, Inc.
	7.625% 04/01/11	100,000	100,000
EchoStar DBS Corp.
	6.625% 10/01/14	110,000	103,675
Lamar Media Corp.
	7.250% 01/01/13	95,000	93,575
News America, Inc.
	6.550% 03/15/33	275,000	262,358
R.H. Donnelley Corp.
	8.875% 10/15/17(c)	140,000	93,800
Viacom, Inc.
	6.125% 10/05/17	75,000	73,575
Media Total			1,216,403
Telecommunication Services – 1.0%
AT&T, Inc.
	5.100% 09/15/14	225,000	223,231
British Telecommunications PLC
	5.150% 01/15/13	175,000	171,180
Cisco Systems, Inc.
	5.250% 02/22/11	225,000	231,059
Citizens Communications Co.
	7.875% 01/15/27	130,000	117,000
Cricket Communications, Inc.
	9.375% 11/01/14	120,000	115,800
Intelsat Bermuda Ltd.
	9.250% 06/15/16	100,000	101,000
Lucent Technologies, Inc.
	6.450% 03/15/29	145,000	111,106
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	238,806

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Qwest Communications International, Inc.
	7.500% 02/15/14	110,000	107,800
Telefonica Emisones SAU
	5.984% 06/20/11	300,000	303,566
Vodafone Group PLC
	5.000% 12/16/13	300,000	292,879
Windstream Corp.
	8.625% 08/01/16	110,000	113,713
Telecommunication Services Total			2,127,140
COMMUNICATIONS TOTAL			3,343,543
CONSUMER CYCLICAL – 0.7%
Apparel – 0.1%
Levi Strauss & Co.
	9.750% 01/15/15	110,000	115,225
Apparel Total			115,225
Auto Manufacturers – 0.0%
General Motors Corp.
	8.375% 07/15/33	125,000	85,625
Auto Manufacturers Total			85,625
Home Builders – 0.0%
KB Home
	5.875% 01/15/15	60,000	52,500
Home Builders Total			52,500
Lodging – 0.2%
Marriott International, Inc.
	5.625% 02/15/13	175,000	168,116
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(c)	130,000	120,250
MGM Mirage
	7.500% 06/01/16	120,000	106,650
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(c)	65,000	53,625
Lodging Total			448,641
Retail – 0.4%
CVS Caremark Corp.
	5.750% 06/01/17	200,000	197,928
Home Depot, Inc.
	5.875% 12/16/36	175,000	144,711
Rite Aid Corp.
	9.375% 12/15/15	140,000	109,200

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Wal-Mart Stores, Inc.
	5.800% 02/15/18	300,000	312,157
Retail Total			763,996
CONSUMER CYCLICAL TOTAL			1,465,987
CONSUMER NON-CYCLICAL – 0.9%
Beverages – 0.1%
Diageo Capital PLC
	4.375% 05/03/10	200,000	200,028
Beverages Total			200,028
Commercial Services – 0.1%
Ashtead Capital, Inc.
	9.000% 08/15/16(c)	65,000	57,850
Iron Mountain, Inc.
	7.750% 01/15/15	105,000	107,100
Commercial Services Total			164,950
Food – 0.4%
ConAgra Foods, Inc.
	6.750% 09/15/11	160,000	166,786
Kraft Foods, Inc.
	6.500% 08/11/17	245,000	246,315
Kroger Co.
	6.200% 06/15/12	400,000	412,903
Smithfield Foods, Inc.
	7.750% 07/01/17	110,000	108,350
Food Total			934,354
Healthcare Services – 0.1%
HCA, Inc.
	9.250% 11/15/16	25,000	26,406
	PIK,
	9.625% 11/15/16	75,000	79,125
Tenet Healthcare Corp.
	9.875% 07/01/14	110,000	110,000
Healthcare Services Total			215,531
Household Products/Wares – 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	175,000	165,004
Household Products/Wares Total			165,004

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.1%
Wyeth
	5.500% 02/01/14	220,000	221,031
Pharmaceuticals Total			221,031
CONSUMER NON-CYCLICAL TOTAL			1,900,898
ENERGY – 1.0%
Coal – 0.0%
Arch Western Finance LLC
	6.750% 07/01/13	105,000	103,687
Coal Total			103,687
Oil & Gas – 0.6%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	250,000	246,604
Chesapeake Energy Corp.
	6.375% 06/15/15	110,000	105,325
KCS Energy, Inc.
	7.125% 04/01/12	105,000	102,375
Nexen, Inc.
	5.875% 03/10/35	225,000	202,606
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	218,948
Valero Energy Corp.
	6.875% 04/15/12	275,000	286,076
Oil & Gas Total			1,161,934
Oil & Gas Services – 0.1%
Weatherford International Ltd.
	5.150% 03/15/13	150,000	148,678
Oil & Gas Services Total			148,678
Pipelines – 0.3%
El Paso Corp.
	6.875% 06/15/14	115,000	115,400
MarkWest Energy Partners LP
	8.500% 07/15/16	100,000	104,375
Plains All American Pipeline LP
	6.650% 01/15/37	225,000	209,292

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	245,000	215,413
Pipelines Total			644,480
ENERGY TOTAL			2,058,779
FINANCIALS – 3.5%
Banks – 1.1%
Citigroup, Inc.
	5.000% 09/15/14	225,000	210,526
Credit Suisse/New York NY
	6.000% 02/15/18	275,000	268,082
Deutsche Bank AG/London
	4.875% 05/20/13	250,000	247,377
JPMorgan Chase & Co.
	6.000% 01/15/18	255,000	252,294
PNC Funding Corp.
	5.625% 02/01/17	240,000	226,844
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	200,000	152,000
USB Capital IX
	6.189% 04/15/49(b)	375,000	315,000
Wachovia Corp.
	4.875% 02/15/14	300,000	284,662
Wells Fargo & Co.
	5.125% 09/01/12	325,000	324,489
Banks Total			2,281,274
Diversified Financial Services – 1.9%
AGFC Capital Trust I
	6.000% 01/15/67(b)(c)	280,000	222,524
American Express Credit Corp.
	5.875% 05/02/13	265,000	265,037
American General Finance Corp.
	5.375% 09/01/09	375,000	373,671
Capital One Financial Corp.
	5.500% 06/01/15	325,000	301,437
CDX North America High Yield
	8.875% 06/29/13(c)	300,000	286,500
Ford Motor Credit Co.
	8.000% 12/15/16	125,000	104,940
General Electric Capital Corp.
	5.000% 01/08/16	295,000	284,579

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
GMAC LLC
	8.000% 11/01/31	140,000	107,251
Goldman Sachs Group, Inc.
	6.345% 02/15/34	370,000	319,423
HSBC Finance Corp.
	5.000% 06/30/15	650,000	620,245
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11	275,000	267,604
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(c)	110,000	117,150
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	250,000	247,315
Morgan Stanley
	4.750% 04/01/14	400,000	368,760
Nuveen Investments, Inc.
	10.500% 11/15/15(c)	110,000	103,400
Diversified Financial Services Total			3,989,836
Insurance – 0.3%
Chubb Corp.
	5.750% 05/15/18	90,000	88,304
Principal Life Income Funding Trusts
	5.300% 04/24/13	175,000	174,483
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	223,713
Insurance Total			486,500
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	200,000	194,770
Simon Property Group LP
	5.750% 12/01/15	250,000	243,171
Real Estate Investment Trusts (REITs) Total			437,941
FINANCIALS TOTAL			7,195,551
INDUSTRIALS – 0.9%
Aerospace & Defense – 0.1%
L-3 Communications Corp.
	6.375% 10/15/15	105,000	101,194

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.
	5.375% 12/15/17	165,000	163,789
Aerospace & Defense Total			264,983
Environmental Control – 0.0%
Allied Waste North America, Inc.
	7.125% 05/15/16	100,000	98,250
Environmental Control Total			98,250
Machinery – 0.1%
Caterpillar Financial Services Corp.
	4.300% 06/01/10	225,000	226,450
Machinery Total			226,450
Machinery-Construction & Mining – 0.1%
Terex Corp.
	8.000% 11/15/17	110,000	112,475
Machinery-Construction & Mining Total			112,475
Miscellaneous Manufacturing – 0.1%
Bombardier, Inc.
	6.300% 05/01/14(c)	105,000	102,900
Miscellaneous Manufacturing Total			102,900
Packaging & Containers – 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	100,000	105,000
Owens-Illinois, Inc.
	7.500% 05/15/10	80,000	81,600
Packaging & Containers Total			186,600
Transportation – 0.4%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	185,000	175,337
CHC Helicopter Corp.
	7.375% 05/01/14	100,000	101,250
Union Pacific Corp.
	3.875% 02/15/09	500,000	499,711
United Parcel Service, Inc.
	4.500% 01/15/13	145,000	145,894
Transportation Total			922,192
INDUSTRIALS TOTAL			1,913,850

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.2%
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	125,000	107,188
Semiconductors Total			107,188
Software – 0.1%
Oracle Corp.
	4.950% 04/15/13	225,000	225,755
Software Total			225,755
TECHNOLOGY TOTAL			332,943
UTILITIES – 1.2%
Electric – 0.9%
AES Corp.
	8.000% 10/15/17	105,000	105,394
Commonwealth Edison Co.
	5.950% 08/15/16	325,000	322,952
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	225,000	227,542
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	264,500
Intergen NV
	9.000% 06/30/17(c)	105,000	110,250
NRG Energy, Inc.
	7.250% 02/01/14	15,000	14,700
	7.375% 02/01/16	105,000	102,375
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	157,341
Progress Energy, Inc.
	7.750% 03/01/31	250,000	285,933
Southern California Edison Co.
	5.000% 01/15/14	275,000	273,696
Texas Competitive Electric Holdings Co.,
	PIK,
	10.500% 11/01/16(c)	130,000	131,300
Electric Total			1,995,983
Gas – 0.3%
Atmos Energy Corp.
	6.350% 06/15/17	210,000	207,206

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Gas – (continued)
Sempra Energy
	4.750% 05/15/09	375,000	376,680
Gas Total			583,886
UTILITIES TOTAL			2,579,869

	Total Corporate Fixed-Income Bonds & Notes (cost of $21,908,933)		21,260,308
Government & Agency Obligations – 5.4%
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Province of Ontario
	2.750% 02/22/11	225,000	219,460
United Mexican States
	7.500% 04/08/33	250,000	295,625
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			515,085
U.S. GOVERNMENT AGENCIES – 1.4%
Federal Home Loan Bank
	5.500% 08/13/14	200,000	213,205
Federal Home Loan Mortgage Corp.
	6.625% 09/15/09	1,185,000	1,239,730
Federal National Mortgage Association
	5.250% 08/01/12	1,400,000	1,425,049
U.S. GOVERNMENT AGENCIES TOTAL			2,877,984
U.S. GOVERNMENT OBLIGATIONS – 3.7%
U.S. Treasury Bonds
	4.875% 05/31/11	1,950,000	2,057,706
	5.375% 02/15/31	3,477,000	3,791,289
U.S. Treasury Inflation Indexed Bond
	3.500% 01/15/11	686,846	743,725
U.S. Treasury Notes
	3.875% 02/15/13	1,180,000	1,204,707
U.S. GOVERNMENT OBLIGATIONS TOTAL			7,797,427

	Total Government & Agency Obligations (cost of $11,055,095)		11,190,496
Collateralized Mortgage Obligations – 5.0%
AGENCY – 2.5%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,820,000	1,821,279
	4.000% 10/15/18	1,900,000	1,786,386
	4.500% 10/15/18	1,041,855	1,047,486

15

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	4.500% 08/15/28	720,000	717,776
AGENCY TOTAL			5,372,927
NON - AGENCY – 2.5%
Bear Stearns Adjustable Rate Mortgage Trust
	5.484% 02/25/47(b)	1,245,556	1,187,941
Bear Stearns Asset Backed Securities Trust
	5.000% 01/25/34	901,884	792,556
Lehman Mortgage Trust
	6.500% 01/25/38	670,499	641,231
SACO I, Inc.
	(d) 09/25/24	8,986	8,873
Structured Asset Securities Corp.
	5.500% 05/25/33	596,235	587,707
	5.500% 07/25/33	816,177	718,882
WaMu Mortgage Pass-Through Certificates
	5.714% 02/25/37(b)	1,299,376	1,244,904
NON - AGENCY TOTAL			5,182,094

	Total Collateralized Mortgage Obligations (cost of $10,938,274)		10,555,021
Commercial Mortgage-Backed Securities – 4.3%
Bear Stearns Commercial Mortgage Securities
	5.742% 09/11/42(b)	750,000	732,388
	5.449% 12/11/40(b)	630,000	601,603
	5.457% 03/11/39(b)	760,000	711,832
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	975,000	969,598
Ge Capital Commercial Mortgage Corp.
	4.170% 07/10/37	552,707	548,030
Greenwich Capital Commercial Funding Corp.
	5.117% 04/10/37	770,000	774,405
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	791,000	739,268
	4.780% 07/15/42	1,350,000	1,248,496
	5.857% 10/12/35	1,500,000	1,533,675
	5.525% 04/15/43(b)	1,122,000	1,047,207

	Total Commercial Mortgage-Backed Securities (cost of $9,119,268)		8,906,502

16

		Par ($)	Value ($)
Asset-Backed Securities – 1.6%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	312,206	311,173
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	68,041	67,883
Ford Credit Auto Owner Trust
	5.470% 06/15/12	611,000	614,384
IMC Home Equity Loan Trust
	7.310% 11/20/28	904,340	902,474
	7.520% 08/20/28	638,593	637,278
USAA Auto Owner Trust
	4.500% 10/15/13	840,000	823,173

	Total Asset-Backed Securities (cost of $3,376,724)		3,356,365
Short-Term Obligation – 1.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due on 06/02/08, at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 11/14/28, market value $2,358,000 (repurchase proceeds $2,311,410)	2,311,000	2,311,000

	Total Short-Term Obligation (cost of $2,311,000)		2,311,000

	Total Investments – 100.1% (cost of $187,253,594)(e)(f)		209,090,954

	Other Assets & Liabilities, Net – (0.1)%		(242,502)

	Net Assets – 100.0%		208,848,452

17

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotations.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which are not illiquid, amounted to $1,399,549, which represents 0.7% of net assets.

(d)	Zero coupon bond.
(e)	Cost for federal income tax purposes is $187,328,446.
(f)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$25,036,475	$(3,273,967)	$21,762,508

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind

18

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.4%
EDUCATION – 5.4%
Education – 5.4%
OR Facilities Authority
	Linfield College Project,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,850,605
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	3,000,000	2,686,440
OR Health Sciences University
	Series 1996 A,
	Insured: MBIA:
	(a) 07/01/09	1,530,000	1,485,125
	(a) 07/01/12	1,315,000	1,131,597
	(a) 07/01/14	2,550,000	1,988,337
	(a) 07/01/15	4,325,000	3,205,993
	(a) 07/01/21	12,515,000	6,474,761
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series 1998 A:
	4.650% 10/01/09	555,000	562,481
	5.500% 10/01/18	1,000,000	1,011,640
	Reed College Project,
	Series 1995 A,
	Insured: MBIA
	5.100% 07/01/10	690,000	706,753
Education Total			21,103,732
EDUCATION TOTAL			21,103,732
HEALTH CARE – 8.2%
Continuing Care Retirement – 0.7%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	657,551
	5.000% 10/01/12	680,000	680,735
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	1,226,904
Continuing Care Retirement Total			2,565,190
Hospitals – 7.5%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Series 1998:
	4.800% 10/01/11	245,000	248,398
	5.200% 10/01/17	2,255,000	2,281,631

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: MBIA
	5.500% 02/15/13	495,000	514,523
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,031,523
	5.500% 02/15/13	5,450,000	5,667,564
	5.500% 02/15/14	2,385,000	2,480,209
	Series 2001:
	4.600% 05/01/10	885,000	914,099
	5.250% 05/01/21	4,890,000	5,007,898
	5.750% 05/01/12	2,000,000	2,146,660
	5.750% 05/01/16	1,500,000	1,584,960
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: MBIA:
	5.250% 08/15/10	485,000	492,328
	5.250% 08/15/11	260,000	263,804
OR Multnomah County Hospital Facilities Authority
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,168,099
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	3,513,755
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	297,982
Hospitals Total			29,613,433
HEALTH CARE TOTAL			32,178,623
HOUSING – 2.7%
Assisted Living/Senior – 0.5%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	Series 2005:
	5.000% 10/01/19	1,000,000	958,190
	5.125% 10/01/24	1,000,000	923,340
Assisted Living/Senior Total			1,881,530

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – 0.5%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A,
	5.800% 12/01/16	2,085,000	2,069,842
Multi-Family Total			2,069,842
Single-Family – 1.7%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	180,000	182,934
	Series 1998 A,
	4.850% 07/01/10	120,000	121,363
	Series 1999 E,
	5.375% 07/01/21	2,395,000	2,434,087
	Series 1999 M, AMT,
	5.800% 07/01/12	120,000	121,836
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	370,000	378,691
	5.800% 07/01/14	325,000	332,953
	6.000% 07/01/20	900,000	912,600
	Series 2001 J,
	5.150% 07/01/24	1,375,000	1,386,784
	Series 2001 Q:
	4.700% 07/01/15	495,000	505,454
	4.900% 07/01/17	480,000	489,667
Single-Family Total			6,866,369
HOUSING TOTAL			10,817,741
INDUSTRIALS – 0.5%
Oil & Gas – 0.5%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	1,900,000	1,877,333
Oil & Gas Total			1,877,333
INDUSTRIALS TOTAL			1,877,333
OTHER – 26.6%
Other – 1.1%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22(b)	3,385,000	3,257,419

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	1,200,000	1,225,632
Other Total			4,483,051
Refunded/Escrowed(c) – 25.5%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: FSA
	5.000% 06/01/17	2,665,000	2,897,734
OR Board of Higher Education
	Lottery Education Project,
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,876,713
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,317,684
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,493,458
OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,367,886
	Willamette View, Inc. Project,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,480,000	1,570,443
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,520,822
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.375% 06/15/15	1,055,000	1,137,343
	School District No. 12, North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.250% 06/01/11	1,000,000	1,032,510
	School District No. 7J, Lake Oswega,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,395,052
	5.375% 06/01/17	2,535,000	2,730,854

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,934,140
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,760,625
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,169,460
	5.600% 01/01/27	5,550,000	6,038,955
	5.600% 01/01/32	2,000,000	2,176,200
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,081,680
OR Jackson County
	School District No. 4, Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/16	1,000,000	1,081,680
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,083,795
OR Lebanon Urban Renewal Agency
	Series 1999,
	Pre-refunded 06/01/09,
	5.625% 06/01/19	1,000,000	1,036,720
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,227,440
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	445,229
OR Multnomah County Educational Facilities Authority
	University of Portland Project,
	Series 2000,
	Prerefunded 04/01/10:
	5.700% 04/01/15	1,000,000	1,058,890

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	6.000% 04/01/20	1,000,000	1,064,250
	6.000% 04/01/25	500,000	532,125
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,899,978
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,084,390
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,215,393
	5.375% 06/15/17	2,280,000	2,457,954
	5.375% 06/15/18	2,490,000	2,684,344
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	1,975,000	2,128,181
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,073,726
	5.375% 06/01/16	2,705,000	2,913,988
	5.375% 06/01/17	2,540,000	2,736,240
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	646,995
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,586,775
OR Tri-County Metropolitan Transportation District
	Series 1999 1,
	Pre-refunded 06/01/09,
	5.400% 06/01/19	4,200,000	4,386,228
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	260,656
	6.000% 12/01/30	4,825,000	5,084,102

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.375% 06/15/17	1,500,000	1,636,650
OR Washington County
	School District No. 48J, Beaverton:
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	515,515
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,125,980
	5.125% 01/01/17	1,820,000	1,934,642
	5.125% 01/01/18	2,260,000	2,402,357
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	3,010,139
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	516,255
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.250% 06/15/16	2,535,000	2,753,973
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,449,077
Refunded/Escrowed Total			100,535,226
OTHER TOTAL			105,018,277
OTHER REVENUE – 2.7%
Recreation – 2.7%
OR Board of Higher Education
	Lottery Education Project:
	Series 1999 B,
	Insured: FSA
	5.250% 04/01/15	1,315,000	1,356,015
	Series 2003 A,
	Insured: FSA:
	5.000% 04/01/14	1,830,000	1,989,869
	5.250% 04/01/11	4,000,000	4,124,760

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Recreation – (continued)
	Series 2008,
	5.000% 04/01/24	3,130,000	3,324,717
Recreation Total			10,795,361
OTHER REVENUE TOTAL			10,795,361
TAX-BACKED – 42.5%
Local Appropriated – 0.3%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,165,539
Local Appropriated Total			1,165,539
Local General Obligations – 24.3%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,222,617
OR Bend Municipal Airport Project
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	152,783
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	550,495
OR Clackamas & Washington Counties
	School District No. 003JT,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	2,660,560
OR Clackamas Community College District
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	110,000	115,691
OR Clackamas County
	School District No. 007J, Lake Oswego,
	Series 2005,
	Insured: FSA
	5.250% 06/01/21	2,000,000	2,233,460
	School District No. 108, Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,842,567
	School District No. 115,
	Series 2006 A,
	Insured: MBIA:
	(a) 06/15/25	2,250,000	933,728
	(a) 06/15/26	2,610,000	1,020,902
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: FSA
	(a) 06/15/22	4,000,000	3,631,520

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2007,
	Insured: MBIA
	4.125% 06/01/27	2,000,000	1,863,680
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,391,187
	(a) 06/01/14	1,025,000	805,978
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: FGIC
	4.500% 06/15/20	5,000,000	5,035,750
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: MBIA:
	5.500% 06/15/20	1,000,000	1,138,620
	5.500% 06/15/21	1,410,000	1,604,016
	School District No. 549C,
	Series 2008:
	4.625% 06/15/27	1,500,000	1,521,045
	4.625% 06/15/28	1,660,000	1,675,255
	4.625% 06/15/30	2,000,000	2,002,340
	School District No. 6, Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,134,210
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,134,523
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,093,320
	5.000% 12/15/16	1,000,000	1,091,620
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,920,386
	6.000% 10/15/14	1,310,000	1,481,322
	Series 2006,
	Insured: FSA
	(a) 06/15/25	5,160,000	2,224,786

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,077,550
	5.250% 07/01/13	1,000,000	1,100,920
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	839,810
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	804,030
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	329,132
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,776,411
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,578,022
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/12	1,750,000	1,527,102
	(a) 06/01/13	1,500,000	1,254,975
	(a) 06/01/16	3,500,000	2,534,315
	(a) 06/01/18	4,000,000	2,592,200
	(a) 06/01/19	4,000,000	2,447,720
	(a) 06/01/20	4,000,000	2,306,480
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,370,261
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,071,660
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/17	4,250,000	4,628,547
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,097,593

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OR Washington & Clackamas Counties
	Deferred Interest,
	Series 1999 A,
	(a) 06/01/10	1,520,000	1,425,486
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	1,743,201
	Series 2005,
	Insured: MBIA
	5.000% 06/15/21	6,575,000	7,150,707
OR Washington, Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: MBIA
	4.500% 06/15/23	8,125,000	8,263,775
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,203,323
	Series 2006,
	Insured: MBIA
	(a) 06/15/25	4,065,000	1,664,414
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,122,540
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	517,595
Local General Obligations Total			95,910,130
Special Non-Property Tax – 1.8%
OR Department of Transportation
	Series 2007 A,
	5.000% 11/15/16	6,305,000	6,987,264
Special Non-Property Tax Total			6,987,264
Special Property Tax – 6.8%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	690,000	691,000
OR Keizer
	Series 2008,
	5.200% 06/01/31	2,500,000	2,505,800
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	1,126,250
	6.000% 06/01/20	1,580,000	1,590,855

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	500,000	501,080
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,592,055
	5.750% 06/15/18	2,050,000	2,166,686
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,591,470
	5.000% 06/15/18	3,070,000	3,206,001
	5.000% 06/15/20	2,000,000	2,067,400
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,191,729
	5.750% 06/15/19	2,580,000	2,726,854
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	723,708
	5.850% 06/01/19	785,000	787,763
	South Airport Industrial Area A,
	Series 1999,
	5.700% 06/01/19	650,000	650,240
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,006,560
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	710,899
	5.625% 02/15/21	1,100,000	1,108,228
Special Property Tax Total			26,944,578
State Appropriated – 5.9%
OR Department of Administrative Services
	Certificates of Participation:
	Series 1999 A,
	Insured: AMBAC:
	5.000% 05/01/13	4,240,000	4,356,303
	5.000% 05/01/14	1,000,000	1,027,430

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2002 B,
	Insured: MBIA
	5.250% 05/01/10	840,000	885,066
	Series 2002 C,
	Insured: MBIA:
	5.250% 11/01/15	1,000,000	1,060,540
	5.250% 11/01/17	5,000,000	5,302,700
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,580,529
	Series 2007 A,
	Insured FGIC:
	5.000% 05/01/24	2,630,000	2,684,915
	5.000% 05/01/25	2,780,000	2,825,898
	5.000% 05/01/26	2,800,000	2,836,092
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	750,000	760,530
State Appropriated Total			23,320,003
State General Obligations – 3.4%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	714,483
	Series 1996 A,
	(a) 08/01/14	490,000	389,085
	Series 2001 A:
	5.250% 08/01/14	255,000	271,029
	5.250% 08/01/16	780,000	828,064
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,761,795
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	996,347
OR State
	Series 1980,
	9.200% 10/01/08	385,000	394,332
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,872,880
OR Veterans Welfare
	Series 1980,
	8.000% 07/01/08	580,000	583,010
	Series 2000 80A,
	5.700% 10/01/32	1,375,000	1,390,373

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Aqueduct and Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,002,520
PR Commonwealth of Puerto Rico
	Series 2006 A,
	5.250% 07/01/23	1,000,000	1,003,220
State General Obligations Total			13,207,138
TAX-BACKED TOTAL			167,534,652
TRANSPORTATION – 0.9%
Airports – 0.3%
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,018,830
Airports Total			1,018,830
Ports – 0.6%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	711,757
	5.000% 06/01/25	1,000,000	921,380
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	315,359
	5.750% 08/01/19	425,000	423,581
Ports Total			2,372,077
TRANSPORTATION TOTAL			3,390,907
UTILITIES – 8.9%
Independent Power Producers – 0.9%
OR Western Generation Agency
	Series 2006 A,
	5.000% 01/01/21	3,000,000	2,596,320
	Wauna Cogeneration Project,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	876,270
Independent Power Producers Total			3,472,590
Investor Owned – 2.2%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,259,522
	Series 1985 B,
	4.800% 06/01/10	3,500,000	3,547,460
Investor Owned Total			8,806,982

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – 3.2%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,373,905
	7.350% 11/01/11	2,000,000	2,254,500
	7.350% 11/01/12	2,490,000	2,866,065
	7.350% 11/01/13	2,675,000	3,143,205
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	649,419
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,105,374
Municipal Electric Total			12,392,468
Water & Sewer – 2.6%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	528,936
OR Portland Water Systems Revenue
	Series 2006 B,
	5.000% 10/01/16	5,330,000	5,883,201
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	300,300
	Series 2000:
	6.200% 05/01/15	625,000	640,169
	6.450% 05/01/20	520,000	531,726
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: MBIA
	5.000% 10/01/13	2,310,000	2,520,672
Water & Sewer Total			10,405,004
UTILITIES TOTAL			35,077,044

	Total Municipal Bonds (cost of $377,857,185)		387,793,670

		Shares
Investment Company – 0.5%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 1.810%)	1,925,972	1,925,972

	Total Investment Company (cost of $1,925,972)		1,925,972

15

		Par ($)	Value ($)
Short-Term Obligations – 0.5%
VARIABLE RATE DEMAND NOTES (d) – 0.5%
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 2005 A,
	Insured: MBIA,
	SPA: Bank of New York
	1.750% 10/01/35	600,000	600,000
NH Health & Education Facilities Authority
	Dartmouth College,
	Series 2007 B,
	SPA: JPMorgan Chase Bank
	1.650% 06/01/41	200,000	200,000
OK Development Finance Authority
	Intergris Baptist Medical Center,
	Series 2007 A-3,
	SPA: JPMorgan Chase Bank
	0.900% 08/15/33	300,000	300,000
TX Bell County Health Facility Development Corp.
	Scott & White Memorial Hospital,
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	1.700% 08/15/29	300,000	300,000
TX Harris County Health Facilities Development Corp.
	Texas Children’s Hospital,
	Series 1999 B-1,
	Insured: MBIA,
	SPA: JPMorgan Chase Bank
	1.850% 10/01/29	600,000	600,000
VARIABLE RATE DEMAND NOTES TOTAL			2,000,000

	Total Short-Term Obligations (cost of $2,000,000)		2,000,000

	Total Investments – 99.4% (cost of $381,783,157)(e)(f)		391,719,642

	Other Assets & Liabilities, Net – 0.6%		2,534,367

	Net Assets – 100.0%		394,254,009

16

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At May 31, 2008, the value of this security represents 0.8% of net assets.

	Acquisition	Acquisition
Security	Date	Cost

OR Health, Housing, Educational & Cultural Facilities Authority,
Goodwill Industries Lane County, Series 1998 A,
6.650% 11/15/22	06/17/98	$3,635,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Variable rate demand note. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at May 31, 2008.

(e)	Cost for federal income tax purposes is $381,588,850.

(f)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,310,253	$(3,179,461)	$10,130,792

17

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

18

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 93.9%
BASIC MATERIALS – 9.3%
Chemicals – 3.2%
Agricultural Chemicals – 0.9%
Mosaic Co.
	7.875% 12/01/16(a)	4,440,000	4,817,400
Terra Capital, Inc.
	7.000% 02/01/17	670,000	665,812
			5,483,212
Chemicals-Diversified – 1.6%
Huntsman International LLC
	6.875% 11/15/13(a)	1,975,000	3,084,128
	7.875% 11/15/14	3,830,000	4,098,100
NOVA Chemicals Corp.
	6.500% 01/15/12	3,610,000	3,357,300
			10,539,528
Chemicals-Specialty – 0.7%
Chemtura Corp.
	6.875% 06/01/16	4,600,000	4,278,000
			4,278,000
Chemicals Total			20,300,740
Forest Products & Paper – 1.9%
Paper & Related Products – 1.9%
Cascades, Inc.
	7.250% 02/15/13	3,705,000	3,260,400
Domtar Corp.
	7.125% 08/15/15	3,840,000	3,667,200
Georgia-Pacific Corp.
	8.000% 01/15/24	3,965,000	3,826,225
NewPage Corp.
	10.000% 05/01/12(a)	1,210,000	1,288,650
			12,042,475
Forest Products & Paper Total			12,042,475
Iron/Steel – 2.0%
Steel-Producers – 2.0%
Russel Metals, Inc.
	6.375% 03/01/14	6,410,000	6,025,400
Steel Dynamics, Inc.
	7.750% 04/15/16(a)	6,535,000	6,551,338
			12,576,738
Iron/Steel Total			12,576,738

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – 2.2%
Diversified Minerals – 0.9%
FMG Finance Ltd.
	10.625% 09/01/16(a)	4,885,000	5,666,600
			5,666,600
Metal-Diversified – 1.3%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	7,820,000	8,406,500
			8,406,500
Metals & Mining Total			14,073,100
BASIC MATERIALS TOTAL			58,993,053
COMMUNICATIONS – 14.7%
Media – 7.5%
Broadcast Services/Programs – 0.7%
Liberty Media LLC
	8.250% 02/01/30	4,745,000	4,264,142
			4,264,142
Cable TV – 4.2%
Charter Communications Holdings II LLC
	10.250% 09/15/10	2,835,000	2,820,825
CSC Holdings, Inc.
	7.625% 04/01/11	4,485,000	4,485,000
DirecTV Holdings LLC
	6.375% 06/15/15	6,005,000	5,697,244
	8.375% 03/15/13	3,619,000	3,736,618
EchoStar DBS Corp.
	6.625% 10/01/14	7,085,000	6,677,612
	7.000% 10/01/13	3,000,000	2,902,500
			26,319,799
Multimedia – 1.7%
Lamar Media Corp.
	7.250% 01/01/13	6,163,000	6,070,555
Quebecor Media, Inc.
	7.750% 03/15/16	4,765,000	4,669,700
			10,740,255
Publishing-Periodicals – 0.9%
Idearc, Inc.
	8.000% 11/15/16	3,190,000	2,280,850

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – (continued)
R.H. Donnelley Corp.
	8.875% 10/15/17(a)	5,550,000	3,718,500
			5,999,350
Media Total			47,323,546
Telecommunication Services – 7.2%
Satellite Telecommunications – 0.7%
Intelsat Bermuda Ltd.
	9.250% 06/15/16	4,685,000	4,731,850
			4,731,850
Telecommunication Equipment – 0.9%
Lucent Technologies, Inc.
	6.450% 03/15/29	7,325,000	5,612,781
			5,612,781
Telecommunication Services – 0.5%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	3,090,000	3,198,150
			3,198,150
Telephone-Integrated – 5.1%
Citizens Communications Co.
	7.875% 01/15/27	6,775,000	6,097,500
Qwest Communications International, Inc.
	7.500% 02/15/14	440,000	431,200
Qwest Corp.
	7.500% 10/01/14	1,775,000	1,766,125
	7.500% 06/15/23	4,510,000	4,160,475
	8.875% 03/15/12	9,620,000	10,076,950
Windstream Corp.
	7.000% 03/15/19	5,205,000	4,931,738
	8.625% 08/01/16	4,755,000	4,915,481
			32,379,469
Telecommunication Services Total			45,922,250
COMMUNICATIONS TOTAL			93,245,796
CONSUMER CYCLICAL– 10.5%
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Levi Strauss & Co.
	9.750% 01/15/15	3,570,000	3,739,575
			3,739,575
Apparel Total			3,739,575

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – 1.6%
Auto/Truck Parts & Equipment-Original – 0.8%
ArvinMeritor, Inc.
	8.125% 09/15/15	1,540,000	1,314,775
TRW Automotive, Inc.
	7.000% 03/15/14(a)	4,225,000	3,992,625
			5,307,400
Auto/Truck Parts & Equipment-Replacement – 0.2%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,365,000	1,184,138
			1,184,138
Rubber-Tires – 0.6%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	1,055,000	1,113,025
	9.000% 07/01/15	2,256,000	2,419,560
			3,532,585
Auto Parts & Equipment Total			10,024,123
Entertainment – 1.6%
Music – 0.9%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	3,395,000	3,123,400
WMG Acquisition Corp.
	7.375% 04/15/14	2,775,000	2,275,500
			5,398,900
Racetracks – 0.7%
Speedway Motorsports, Inc.
	6.750% 06/01/13	4,566,000	4,463,265
			4,463,265
Entertainment Total			9,862,165
Home Builders – 0.7%
Building-Residential/Commercial – 0.7%
KB Home
	5.875% 01/15/15	5,425,000	4,746,875
			4,746,875
Home Builders Total			4,746,875

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL– (continued)
Home Furnishings – 0.3%
Sealy Mattress Co.
	8.250% 06/15/14	1,960,000	1,729,700
Home Furnishings Total			1,729,700
Leisure Time – 0.8%
Cruise Lines – 0.8%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	5,610,000	5,161,200
			5,161,200
Leisure Time Total			5,161,200
Lodging – 2.0%
Casino Hotels – 1.3%
MGM Mirage
	7.500% 06/01/16	7,115,000	6,323,456
Pinnacle Entertainment, Inc.
	7.500% 06/15/15(a)	2,030,000	1,674,750
			7,998,206
Gambling (Non-Hotel) – 0.7%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(a)	5,135,000	4,749,875
			4,749,875
Lodging Total			12,748,081
Retail – 2.3%
Retail-Apparel/Shoe – 0.5%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	3,455,000	3,489,550
			3,489,550
Retail-Automobiles – 0.4%
AutoNation, Inc.
	4.713% 04/15/13(b)	980,000	866,075
	7.000% 04/15/14	1,635,000	1,547,119
			2,413,194
Retail-Convenience Store – 0.6%
Couche-Tard US LP
	7.500% 12/15/13	3,650,000	3,695,625
			3,695,625
Retail-Propane Distributors – 0.8%
AmeriGas Partners LP
	7.125% 05/20/16	4,380,000	4,248,600

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Propane Distributors – (continued)
	7.250% 05/20/15	835,000	812,037
			5,060,637
Retail Total			14,659,006
Textiles – 0.6%
Textile-Products – 0.6%
INVISTA
	9.250% 05/01/12(a)	3,840,000	3,974,400
			3,974,400
Textiles Total			3,974,400
CONSUMER CYCLICAL TOTAL			66,645,125
CONSUMER NON-CYCLICAL – 10.7%
Agriculture – 0.6%
Tobacco – 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	3,440,000	3,591,869
			3,591,869
Agriculture Total			3,591,869
Beverages – 0.9%
Beverages-Non-Alcoholic – 0.0%
Cott Beverages, Inc.
	8.000% 12/15/11	45,000	37,913
			37,913
Beverages-Wine/Spirits – 0.9%
Constellation Brands, Inc.
	8.125% 01/15/12	5,470,000	5,538,375
			5,538,375
Beverages Total			5,576,288
Biotechnology – 0.6%
Medical-Biomedical/Gene – 0.6%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	3,790,000	3,827,900
			3,827,900
Biotechnology Total			3,827,900

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Commercial Services – 3.1%
Commercial Services – 0.6%
Iron Mountain, Inc.
	7.750% 01/15/15	3,845,000	3,921,900
			3,921,900
Funeral Services & Related Items – 0.6%
Service Corp. International
	6.750% 04/01/16	700,000	666,750
	7.375% 10/01/14	2,750,000	2,763,750
			3,430,500
Non-Profit Charity – 0.6%
Seminole Indian Tribe of Florida
	7.804% 10/01/20(a)	4,105,000	3,940,718
			3,940,718
Private Corrections – 1.1%
Corrections Corp. of America
	7.500% 05/01/11	7,105,000	7,158,287
			7,158,287
Rental Auto/Equipment – 0.2%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	1,250,000	1,112,500
			1,112,500
Commercial Services Total			19,563,905
Food – 1.1%
Food-Dairy Products – 0.2%
Dean Foods Co.
	7.000% 06/01/16	1,620,000	1,510,650
			1,510,650
Food-Meat Products – 0.6%
Smithfield Foods, Inc.
	7.750% 07/01/17	3,490,000	3,437,650
			3,437,650
Food-Miscellaneous/Diversified – 0.3%
Del Monte Corp.
	6.750% 02/15/15	2,135,000	2,065,613
			2,065,613
Food Total			7,013,913
Healthcare Services – 2.6%
Medical-Hospitals – 2.6%
HCA, Inc.
	9.250% 11/15/16	3,850,000	4,066,562

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL– (continued)
Healthcare Services – (continued)
Medical-Hospitals – (continued)
	PIK,
	9.625% 11/15/16	11,680,000	12,322,400
			16,388,962
Healthcare Services Total			16,388,962
Household Products/Wares – 0.7%
Consumer Products-Miscellaneous – 0.7%
American Greetings Corp.
	7.375% 06/01/16	2,965,000	2,957,587
Jarden Corp.
	7.500% 05/01/17	2,075,000	1,851,938
			4,809,525
Household Products/Wares Total			4,809,525
Pharmaceuticals – 1.1%
Medical-Drugs – 0.5%
Elan Finance PLC
	8.875% 12/01/13	3,285,000	3,285,000
			3,285,000
Pharmacy Services – 0.6%
Omnicare, Inc.
	6.750% 12/15/13	4,380,000	4,106,250
			4,106,250
Pharmaceuticals Total			7,391,250
CONSUMER NON-CYCLICAL TOTAL			68,163,612
ENERGY – 15.4%
Coal – 2.7%
Arch Western Finance LLC
	6.750% 07/01/13	5,850,000	5,776,875
Massey Energy Co.
	6.875% 12/15/13	4,560,000	4,491,600
Peabody Energy Corp.
	6.875% 03/15/13	6,885,000	6,953,850
Coal Total			17,222,325

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 8.4%
Oil & Gas Drilling – 0.8%
Pride International, Inc.
	7.375% 07/15/14	4,870,000	4,955,225
			4,955,225
Oil Companies-Exploration & Production – 6.9%
Chesapeake Energy Corp.
	6.375% 06/15/15	9,710,000	9,297,325
Cimarex Energy Co.
	7.125% 05/01/17	2,730,000	2,716,350
Compton Petroleum Corp.
	7.625% 12/01/13	3,850,000	3,768,188
Newfield Exploration Co.
	6.625% 09/01/14	6,095,000	5,912,150
OPTI Canada, Inc.
	8.250% 12/15/14	6,215,000	6,401,450
PetroHawk Energy Corp.
	7.875% 06/01/15(a)	1,860,000	1,857,675
	9.125% 07/15/13	571,000	593,840
Pioneer Natural Resources Co.
	5.875% 07/15/16	3,330,000	3,062,661
Quicksilver Resources, Inc.
	7.125% 04/01/16	4,740,000	4,621,500
Range Resources Corp.
	7.500% 05/15/16	2,625,000	2,677,500
Southwestern Energy Co.
	7.500% 02/01/18(a)	2,975,000	3,005,654
			43,914,293
Oil Refining & Marketing – 0.7%
Tesoro Corp.
	6.625% 11/01/15	4,350,000	3,996,562
			3,996,562
Oil & Gas Total			52,866,080
Pipelines – 4.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,700,000	3,820,250
Colorado Interstate Gas Co.
	6.800% 11/15/15	1,910,000	1,972,047
El Paso Corp.
	6.875% 06/15/14	1,750,000	1,756,090
	7.250% 06/01/18	2,640,000	2,649,900

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	6,175,000	6,352,099
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	4,200,000	3,890,250
MarkWest Energy Partners LP
	6.875% 11/01/14	5,900,000	5,737,750
	8.500% 07/15/16	355,000	370,531
Williams Companies, Inc.
	7.750% 06/15/31	755,000	804,075
Pipelines Total			27,352,992
ENERGY TOTAL			97,441,397
FINANCIALS – 5.0%
Capital Markets – 0.7%
Investment Management/Advisor Service – 0.7%
Nuveen Investments Bank Debt Term Loan
	5.381% 11/15/14(b)(c)	2,591,793	2,424,622
	5.393% 11/15/14(b)(c)	2,267,819	2,121,544
Nuveen Investments Bank Debt Term Loan II
	5.383% 11/15/14(b)(c)	140,389	131,334
			4,677,500
Capital Markets Total			4,677,500
Diversified Financial Services – 2.4%
Finance-Auto Loans – 0.9%
GMAC LLC
	8.000% 11/01/31	7,220,000	5,531,105
			5,531,105
Finance-Investment Banker/Broker – 0.4%
E*Trade Financial Corp.
	7.375% 09/15/13	3,185,000	2,739,100
			2,739,100
Investment Management/Advisor Service – 0.6%
LVB Acquisition Merger Sub, Inc.
	PIK,
	10.375% 10/15/17(a)	3,625,000	3,860,625
			3,860,625

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – 0.5%
Goldman Sachs Capital II
	5.793% 12/29/49(b)	4,060,000	3,050,128
			3,050,128
Diversified Financial Services Total			15,180,958
Insurance – 0.5%
Property/Casualty Insurance – 0.5%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,145,000	3,003,475
			3,003,475
Insurance Total			3,003,475
Real Estate Investment Trusts (REITs) – 1.4%
REITS-Hotels – 1.0%
Host Marriott LP
	6.375% 03/15/15	5,985,000	5,685,750
	6.750% 06/01/16	625,000	606,250
			6,292,000
REITS-Regional Malls – 0.4%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(a)	2,870,000	2,570,119
			2,570,119
Real Estate Investment Trusts (REITs) Total			8,862,119
FINANCIALS TOTAL			31,724,052
INDUSTRIALS – 16.6%
Aerospace & Defense – 2.1%
Aerospace/Defense-Equipment – 0.7%
DRS Technologies, Inc.
	6.625% 02/01/16	4,385,000	4,571,363
			4,571,363
Electronics-Military – 1.4%
L-3 Communications Corp.
	5.875% 01/15/15	4,340,000	4,112,150
	6.375% 10/15/15	4,550,000	4,385,062
			8,497,212
Aerospace & Defense Total			13,068,575
Electrical Components & Equipment – 1.1%
Wire & Cable Products – 1.1%
Belden, Inc.
	7.000% 03/15/17	3,855,000	3,758,625

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electrical Components & Equipment – (continued)
Wire & Cable Products – (continued)
General Cable Corp.
	5.073% 04/01/15(b)	1,535,000	1,373,825
	7.125% 04/01/17	1,870,000	1,823,250
			6,955,700
Electrical Components & Equipment Total			6,955,700
Electronics – 0.5%
Electronic Components-Miscellaneous – 0.5%
Flextronics International Ltd.
	6.250% 11/15/14	1,260,000	1,203,300
	7.394% 10/01/14(b)(c)	906,062	838,862
	7.396% 10/01/14(b)(c)	58,609	54,262
	7.455% 10/01/14(b)(c)	277,204	256,645
Flextronics Secondary Term Loan
	7.394% 10/01/14(b)(c)	545,826	505,344
	7.396% 10/01/14(b)(c)	35,307	32,688
	7.455% 10/01/14(b)(c)	166,992	154,607
			3,045,708
Electronics Total			3,045,708
Environmental Control – 1.8%
Non-Hazardous Waste Disposal – 1.8%
Allied Waste North America, Inc.
	7.125% 05/15/16	11,795,000	11,588,587
			11,588,587
Environmental Control Total			11,588,587
Machinery-Construction & Mining – 1.0%
Terex Corp.
	8.000% 11/15/17	6,285,000	6,426,413
Machinery-Construction & Mining Total			6,426,413
Machinery-Diversified – 1.4%
Machinery-General Industry – 1.4%
Manitowoc Co., Inc.
	7.125% 11/01/13	3,445,000	3,324,425

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-General Industry – (continued)
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	5,565,000	5,509,350
			8,833,775
Machinery-Diversified Total			8,833,775
Miscellaneous Manufacturing – 2.2%
Diversified Manufacturing Operators – 1.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	6,415,000	6,286,700
Koppers Holdings, Inc.
	(d) 11/15/14 (9.875% 11/15/09)	980,000	901,600
Trinity Industries, Inc.
	6.500% 03/15/14	3,385,000	3,334,225
			10,522,525
Miscellaneous Manufacturing – 0.5%
American Railcar Industries, Inc.
	7.500% 03/01/14	3,335,000	3,118,225
			3,118,225
Miscellaneous Manufacturing Total			13,640,750
Packaging & Containers – 3.0%
Containers-Metal/Glass – 3.0%
Ball Corp.
	6.875% 12/15/12	3,342,000	3,392,130
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	4,715,000	4,950,750
Owens-Illinois, Inc.
	7.500% 05/15/10	5,915,000	6,033,300
Silgan Holdings, Inc.
	6.750% 11/15/13	5,050,000	4,848,000
			19,224,180
Packaging & Containers Total			19,224,180
Transportation – 3.5%
Transportation-Marine – 2.2%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	2,315,000	2,384,450
Stena AB
	7.500% 11/01/13	4,930,000	4,930,000

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Marine – (continued)
Teekay Corp.	8.875% 07/15/11	6,296,000	6,728,850
			14,043,300
Transportation-Railroad – 0.3%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	1,880,000	1,828,300
			1,828,300
Transportation-Services – 1.0%
Bristow Group, Inc.
	6.125% 06/15/13	2,305,000	2,224,325
	7.500% 09/15/17	3,500,000	3,587,500
CHC Helicopter Corp.
	7.375% 05/01/14	695,000	703,687
			6,515,512
Transportation Total			22,387,112
INDUSTRIALS TOTAL			105,170,800
TECHNOLOGY – 1.1%
Semiconductors – 1.1%
Electronic Components-Miscellaneous – 0.5%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	3,080,000	2,987,600
			2,987,600
Electronic Components-Semiconductors – 0.6%
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	4,620,000	3,961,650
			3,961,650
Semiconductors Total			6,949,250
TECHNOLOGY TOTAL			6,949,250
UTILITIES – 10.6%
Electric – 10.6%
Electric-Generation – 4.6%
AES Corp.
	7.750% 03/01/14	7,450,000	7,450,000
	8.000% 10/15/17	3,135,000	3,146,756
Edison Mission Energy
	7.000% 05/15/17	11,040,000	10,791,600

14

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES– (continued)
Electric – (continued)
Electric-Generation – (continued)
Intergen NV
	9.000% 06/30/17(a)	7,210,000	7,570,500
			28,958,856
Electric-Integrated – 2.1%
CMS Energy Corp.
	6.875% 12/15/15	2,640,000	2,621,304
Ipalco Enterprises, Inc.
	7.250% 04/01/16(a)	3,560,000	3,560,000
TXU Energy Co. LLC
	6.121% 10/10/14(b)(c)	482,857	454,380
	6.234% 10/10/14(b)(c)	2,925,714	2,753,164
	6.478% 10/10/14(b)(c)	1,028,096	966,880
	PIK,
	6.234% 10/10/14(b)(c)	3,523,333	3,311,052
			13,666,780
Independent Power Producer – 3.9%
Dynegy Holdings, Inc.
	7.125% 05/15/18	4,400,000	4,059,000
	7.750% 06/01/19	1,805,000	1,710,237
Mirant North America LLC
	7.375% 12/31/13	6,510,000	6,558,825
NRG Energy, Inc.
	7.250% 02/01/14	2,545,000	2,494,100
	7.375% 02/01/16	2,750,000	2,681,250
	7.375% 01/15/17	1,735,000	1,695,963
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(a)	4,540,000	4,483,250
Reliant Energy, Inc.
	7.875% 06/15/17	1,275,000	1,281,375
			24,964,000
Electric Total			67,589,636
UTILITIES TOTAL			67,589,636

	Total Corporate Fixed-Income Bonds & Notes (cost of $612,134,057)		595,922,721

15

		Par ($)	Value ($)
Municipal Bond – 0.5%
VIRGINIA – 0.5%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	3,660,000	3,161,508
	VIRGINIA TOTAL		3,161,508

	Total Municipal Bond (cost of $3,659,636)		3,161,508
Short-Term Obligation – 4.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08, due 06/02/08 at 2.130%, collateralized by a U.S. Government Agency Obligation maturing 10/18/21, market value of $27,305,074 (repurchase proceeds $26,772,751)	26,768,000	26,768,000

	Total Short-Term Obligation (cost of $26,768,000)		26,768,000

	Total Investments – 98.6% (cost of $642,561,693)(e)(f)		625,852,229

	Other Assets & Liabilities, Net – 1.4%		8,645,081

	Net Assets – 100.0%		634,497,310

16

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotations. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

17

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities, which did not include any illiquid securities except the following, amounted to $87,241,506, which represents 13.7% of net assets.

Acquisition
	Security	Date	Par	Cost	Value
Seminole Indian
Tribe of Florida
	7.804% 10/01/20	09/28/07	$4,105,000	$4,167,863	$3,940,718

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(c)	Loan participation agreement.

(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid.

(e)	Cost for federal income tax purposes is $644,101,606.

(f)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$6,619,343	$(24,868,720)	$(18,249,377)

At May 31, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation
EUR	$3,068,748	$3,097,590	06/27/08	$28,842

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

18

INVESTMENT PORTFOLIO

May 31, 2008 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Government & Agency Obligations – 47.3%
U.S. GOVERNMENT AGENCIES – 4.7%
AID-Israel
	5.500% 04/26/24	10,000,000	10,705,900
Federal Home Loan Bank
	3.875% 06/14/13(a)	1,750,000	1,732,544
	5.375% 07/17/09	10,000,000	10,279,920
Small Business Administration
	5.360% 11/01/26	8,096,185	8,094,109
	7.600% 01/01/12	114,495	116,550
	8.200% 10/01/11	68,704	70,383
	8.250% 11/01/11	125,035	128,324
	8.650% 11/01/14	262,655	274,094
	8.850% 08/01/11	10,801	11,036
	9.150% 07/01/11	66,454	67,765
U.S. GOVERNMENT AGENCIES TOTAL			31,480,625
U.S. GOVERNMENT OBLIGATIONS – 42.6%
U.S. Treasury Bonds
	5.500% 08/15/28(a)(b)	23,760,000	26,065,457
	7.125% 02/15/23(a)	11,619,000	14,703,484
	7.250% 08/15/22(a)	2,596,000	3,309,900
	8.750% 08/15/20(a)	11,446,000	16,040,493
U.S. Treasury Notes
	4.375% 12/15/10(a)	3,655,000	3,798,060
	4.750% 08/15/17(a)	23,600,000	24,835,318
	5.000% 02/15/11(a)	78,313,000	82,760,944
	6.500% 02/15/10(a)	103,768,000	110,480,544
U.S. Treasury STRIPS
	(c) 02/15/09	5,500,000	5,417,957
U.S. GOVERNMENT OBLIGATIONS TOTAL			287,412,157

	Total Government & Agency Obligations (cost of $307,241,161)		318,892,782
Mortgage-Backed Securities – 47.0%
Federal Home Loan Mortgage Corp.
	5.734% 05/01/18(d)	22,311	22,415
	5.791% 07/01/19(d)	38,270	38,423
	5.968% 02/01/18(d)	18,386	18,518
	7.000% 08/01/29	12	12
	7.500% 08/01/08	34	34
	7.500% 10/01/11	7,266	7,521

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.500% 03/01/16	6,455	6,741
	8.000% 06/01/09	1,160	1,171
	8.000% 07/01/09	6,934	7,063
	8.000% 09/01/09	9,256	9,489
	8.000% 05/01/10	4,701	4,902
	8.000% 01/01/11	60	60
	8.000% 12/01/11	25,627	26,183
	8.000% 05/01/16	4,091	4,165
	8.000% 04/01/17	56,915	60,836
	8.500% 05/01/09	504	509
	8.500% 01/01/10	694	727
	8.500% 03/01/17	5,149	5,587
	8.500% 06/01/17	317	345
	8.500% 09/01/17	16,290	17,502
	8.500% 09/01/20	50,417	54,168
	8.750% 08/01/08	23	23
	8.750% 03/01/09	4,788	4,905
	8.750% 11/01/09	1,902	1,909
	9.000% 12/01/08	46	46
	9.000% 06/01/09	347	352
	9.000% 07/01/09	14,734	15,134
	9.000% 06/01/11	80	85
	9.000% 12/01/16	3,267	3,567
	9.000% 12/01/18	10,054	10,690
	9.000% 01/01/22	70,049	77,467
	9.250% 10/01/08	76	77
	9.250% 11/01/08	693	699
	9.250% 01/01/10	9,519	9,603
	9.250% 03/01/10	3,017	3,154
	9.250% 07/01/10	511	525
	9.250% 10/01/10	6,091	6,369
	9.250% 10/01/19	15,588	17,194
	9.500% 10/01/08	233	235
	9.500% 11/01/08	568	574
	9.500% 02/01/09	1,250	1,259
	9.500% 06/01/09	2,097	2,117
	9.500% 07/01/09	936	963
	9.500% 08/01/09	2,646	2,723
	9.500% 04/01/11	3,212	3,416
	9.500% 05/01/12	5,031	5,411
	9.500% 04/01/16	1,034	1,134

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.500% 07/01/16	899	998
	9.500% 09/01/16	1,015	1,117
	9.500% 10/01/16	4,654	5,132
	9.500% 04/01/18	3,081	3,184
	9.500% 06/01/20	317	353
	9.500% 09/01/20	344	380
	9.500% 06/01/21	10,424	11,507
	9.750% 11/01/08	127	129
	9.750% 12/01/08	1,481	1,496
	9.750% 04/01/09	1,317	1,330
	9.750% 09/01/16	7,497	8,095
	10.000% 09/01/18	1,397	1,467
	10.000% 11/01/19	39,404	44,731
	10.250% 06/01/09	485	492
	10.250% 09/01/09	1,683	1,728
	10.250% 10/01/09	3,276	3,314
	10.250% 06/01/10	13,992	14,466
	10.250% 10/01/10	8,089	8,181
	10.250% 08/01/13	6,225	6,572
	10.250% 11/01/13	2,546	2,575
	10.500% 01/01/16	62,447	68,352
	10.500% 06/01/17	70,381	75,970
	10.500% 08/01/19	9,422	9,558
	10.500% 09/01/19	8,178	8,487
	10.500% 01/01/20	25,028	28,186
	10.500% 04/01/21	15,381	16,243
	11.250% 10/01/09	4,592	4,775
	11.250% 02/01/10	4,708	5,018
	11.250% 04/01/11	19,854	21,581
	11.250% 10/01/12	5,343	5,417
	11.250% 08/01/13	31,467	32,726
	11.250% 02/01/15	1,680	1,767
	11.250% 09/01/15	11,991	13,286
	11.250% 12/01/15	24,215	27,656
	11.500% 02/01/15	30,653	33,213
Federal National Mortgage Association
	5.000% 11/01/19(d)	2,916	2,926
	5.000% 02/01/36	27,963,024	27,074,324
	5.220% 07/01/27(d)	20,168	20,240
	5.500% 02/01/37	90,646,059	90,097,084
	5.765% 09/01/37(d)	22,708,240	23,059,330
	5.820% 07/01/20(d)	7,944	7,977

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	5.827% 06/01/20(d)	19,003	19,091
	6.000% 12/01/08	121,543	121,874
	6.000% 01/01/09	116,970	117,289
	6.000% 01/01/24	210,273	215,194
	6.000% 02/01/24	125,679	128,621
	6.000% 03/01/24	833,544	853,055
	6.000% 04/01/24	715,866	732,621
	6.000% 05/01/24	245,226	250,965
	6.000% 08/01/24	66,984	68,552
	6.000% 01/01/26	3,117	3,190
	6.000% 03/01/26	64,480	66,037
	6.000% 04/01/26	1,448	1,483
	6.000% 05/01/26	7,052	7,222
	6.000% 11/01/37	31,083,540	31,565,529
	6.018% 12/01/31(d)	43,272	44,186
	6.055% 03/01/18(d)	91,509	92,569
	6.135% 08/01/19(d)	23,769	23,808
	6.276% 12/01/17(d)	14,078	14,258
	6.500% 01/01/09	1,181	1,186
	6.500% 02/01/09	517	522
	6.500% 06/01/09	486	496
	6.500% 08/01/10	8,548	8,877
	6.500% 12/01/10	586	609
	6.500% 04/01/11	9,736	10,114
	6.500% 10/01/22	23,610	24,449
	6.500% 09/01/25	40,713	42,447
	6.500% 11/01/25	137,589	143,450
	6.500% 05/01/26	181,131	188,846
	6.500% 09/01/28	11,363	11,840
	6.500% 12/01/28	12,990	13,535
	6.500% 01/01/29	124,667	129,900
	6.500% 06/01/29	126,135	131,350
	6.500% 11/01/37	47,501,667	49,024,986
	6.565% 07/01/16	4,623,566	4,921,836
	7.000% 06/01/09	917	927
	7.000% 07/01/10	6,666	6,879
	7.000% 09/01/10	6,309	6,542
	7.000% 10/01/10	19,990	20,730
	7.000% 10/01/12	13,573	14,253
	7.000% 08/01/23	150,652	160,356
	7.000% 10/01/23	26,191	27,877

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 11/01/23	54,566	58,080
	7.000% 02/01/27	5,588	5,950
	7.125% 06/01/19(d)	17,468	17,751
	7.199% 08/01/36(d)	15,219	15,412
	7.500% 01/01/09	28	28
	7.500% 06/01/09	671	678
	7.500% 12/01/09	6,669	6,853
	7.500% 02/01/10	511	525
	7.500% 06/01/10	2,360	2,447
	7.500% 11/01/11	2,289	2,316
	7.500% 07/01/13	12,184	12,921
	7.500% 12/01/14	548	573
	7.500% 01/01/17	33,417	36,157
	7.500% 02/01/18	11,269	12,189
	7.500% 10/01/23	12,032	12,977
	7.500% 12/01/23	52,262	56,367
	8.000% 12/01/08	218	221
	8.000% 04/01/09	3,696	3,721
	8.000% 07/01/09	781	785
	8.000% 03/01/13	1,936	2,099
	8.000% 11/01/15	3,726	4,051
	8.000% 06/01/25	1,831	1,988
	8.000% 08/01/27	24,658	26,794
	8.000% 02/01/30	1,719	1,867
	8.000% 03/01/30	3,250	3,512
	8.000% 08/01/30	2,186	2,362
	8.000% 10/01/30	34,467	37,244
	8.000% 11/01/30	144,808	156,477
	8.000% 12/01/30	50,303	54,357
	8.000% 01/01/31	287,926	312,376
	8.000% 02/01/31	744	804
	8.000% 04/01/31	30,809	33,292
	8.000% 05/01/31	40,418	43,660
	8.000% 08/01/31	1,497	1,617
	8.000% 09/01/31	93,419	100,923
	8.000% 12/01/31	12,758	13,782
	8.000% 04/01/32	184,231	199,015
	8.000% 05/01/32	314,983	340,261
	8.000% 06/01/32	355,541	384,073
	8.000% 07/01/32	5,494	5,935
	8.000% 08/01/32	7,048	7,614
	8.000% 10/01/32	30,251	32,678

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
8.000% 11/01/32	77,703	83,965
8.000% 02/01/33	109,114	117,870
8.000% 03/01/33	29,379	31,737
8.000% 06/01/33	3,068	3,314
8.500% 06/01/09	602	606
8.500% 12/01/11	1,473	1,502
8.500% 02/01/15	655	662
8.500% 06/01/15	8,605	8,874
8.500% 02/01/17	1,825	1,975
8.500% 07/01/17	1,358	1,395
8.500% 09/01/21	14,515	14,905
9.000% 12/01/08	698	706
9.000% 05/01/09	19,705	19,977
9.000% 09/01/09	6,723	6,789
9.000% 12/01/09	2,537	2,564
9.000% 04/01/10	687	707
9.000% 06/01/10	1,786	1,804
9.000% 11/01/10	228	234
9.000% 04/01/11	329	331
9.000% 06/01/11	237	240
9.000% 09/01/13	1,372	1,394
9.000% 09/01/14	1,097	1,112
9.000% 04/01/15	5,724	5,977
9.000% 04/01/16	19,563	19,584
9.000% 06/01/16	3,277	3,366
9.000% 07/01/16	2,606	2,853
9.000% 09/01/16	1,085	1,114
9.000% 12/01/16	515	526
9.000% 01/01/17	779	814
9.000% 02/01/17	9	9
9.000% 05/01/17	53	53
9.000% 06/01/17	1,481	1,510
9.000% 08/01/17	4,180	4,294
9.000% 05/01/18	14,779	14,959
9.000% 09/01/19	1,032	1,060
9.000% 10/01/19	872	895
9.000% 11/01/19	117	120
9.000% 07/01/20	504	509
9.000% 08/01/21	88,592	91,007
9.000% 06/01/22	2,657	2,775
9.000% 09/01/24	16,239	17,832

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
9.500% 12/01/10	2,023	2,045
9.500% 03/01/11	29	29
9.500% 03/01/16	7,005	7,243
9.500% 04/01/16	263	265
9.500% 06/01/16	31,813	35,195
9.500% 02/01/17	1,785	1,900
9.500% 01/01/19	123,432	135,214
9.500% 04/01/20	108,192	119,271
9.500% 07/15/21	299,259	331,865
9.500% 08/01/21	133,050	148,996
10.500% 03/01/14	10,851	11,248
10.500% 12/01/15	22,697	23,748
11.000% 08/01/15	18,280	19,143
TBA,
5.000% 06/01/38(e)	35,300,000	34,097,611
Government National Mortgage Association
5.625% 08/20/22(d)	5,426	5,457
6.000% 12/15/10	18,566	19,130
6.375% 05/20/22(d)	29,325	29,832
6.375% 06/20/23(d)	18,808	19,144
6.500% 06/15/23	14,065	14,614
6.500% 08/15/23	1,467	1,524
6.500% 09/15/23	16,120	16,751
6.500% 10/15/23	29,879	31,049
6.500% 11/15/23	132,925	138,124
6.500% 12/15/23	49,711	51,655
6.500% 01/15/24	37,643	39,116
6.500% 02/15/24	31,825	33,070
6.500% 03/15/24	91,423	94,999
6.500% 04/15/24	16,580	17,228
6.500% 05/15/24	23,664	24,568
6.500% 07/15/24	99,454	103,166
6.500% 09/15/25	30,366	31,554
6.500% 12/15/25	24,497	25,455
6.500% 01/15/28	20,473	21,274
6.500% 02/15/28	74,308	77,215
6.500% 07/15/28	101,412	105,380
6.500% 08/15/28	73,937	76,829
6.500% 10/15/28	72,202	75,027
6.500% 11/15/28	20,528	21,331
6.500% 12/15/28	177,721	184,674
6.500% 01/15/29	122,281	127,066

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
6.500% 02/15/29	39,031	40,558
7.000% 03/15/22	8,361	8,963
7.000% 04/15/22	1,251	1,341
7.000% 10/15/22	3,113	3,336
7.000% 11/15/22	7,980	8,554
7.000% 01/15/23	130,176	139,645
7.000% 03/15/23	1,867	2,002
7.000% 05/15/23	77,387	83,017
7.000% 06/15/23	19,262	20,664
7.000% 07/15/23	5,561	5,966
7.000% 10/15/23	59,436	63,759
7.000% 12/15/23	47,928	51,395
7.000% 01/15/24	1,883	2,019
7.000% 03/15/24	845	907
7.000% 10/15/24	39,038	41,876
7.000% 09/15/25	3,119	3,346
7.000% 10/15/25	108,213	116,114
7.000% 12/15/25	39,740	42,640
7.000% 01/15/26	37,047	39,738
7.000% 02/15/26	43,949	47,140
7.000% 03/15/26	5,244	5,624
7.000% 04/15/26	3,958	4,245
7.000% 05/15/26	1,554	1,667
7.000% 06/15/26	49,507	53,102
7.000% 11/15/26	59,755	64,110
7.000% 12/15/26	756	811
7.000% 01/15/27	3,365	3,608
7.000% 02/15/27	836	896
7.000% 04/15/27	3,971	4,257
7.000% 08/15/27	931	999
7.000% 09/15/27	38,438	41,213
7.000% 10/15/27	63,045	67,596
7.000% 11/15/27	157,200	168,550
7.000% 12/15/27	284,933	305,503
7.000% 01/15/28	26,578	28,476
7.000% 02/15/28	47,285	50,699
7.000% 03/15/28	158,351	169,687
7.000% 04/15/28	81,114	86,905
7.000% 05/15/28	40,058	42,919
7.000% 06/15/28	10,978	11,762
7.000% 07/15/28	390,957	418,875

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
7.000% 09/15/28	18,013	19,299
7.000% 12/15/28	93,616	100,302
7.000% 01/15/29	1,427	1,529
7.000% 02/15/29	1,990	2,131
7.000% 03/15/29	20,702	22,173
7.000% 04/15/29	39,056	41,832
7.000% 05/15/29	28,650	30,683
7.000% 06/15/29	20,303	21,745
7.000% 07/15/29	68,442	73,301
7.000% 08/15/29	38,318	41,039
7.000% 09/15/29	26,821	28,726
7.000% 10/15/29	7,863	8,422
7.500% 04/15/22	18,335	19,706
7.500% 10/15/23	40,256	43,285
7.500% 08/15/25	127,902	137,666
7.500% 10/15/25	11,558	12,440
7.500% 12/15/25	45,632	49,116
8.000% 11/15/14	19,520	20,738
8.000% 06/20/17	137,441	148,694
8.000% 06/15/22	66,512	72,594
8.000% 02/15/23	78,810	86,082
8.000% 03/20/23	429	466
8.000% 06/15/23	2,143	2,341
8.000% 07/15/23	2,957	3,230
8.000% 07/15/26	51,592	56,437
8.000% 07/15/29	2,844	3,111
8.500% 10/15/09	2,935	3,030
8.500% 12/15/21	4,138	4,552
8.500% 01/15/22	66,906	73,679
8.500% 09/15/22	3,402	3,747
8.500% 11/20/22	40,715	44,673
8.500% 12/15/22	4,206	4,626
8.750% 12/15/21	107,088	116,419
8.850% 01/15/19	39,786	43,381
8.850% 05/15/19	65,055	70,934
9.000% 08/15/08	1,093	1,105
9.000% 09/15/08	4,793	4,844
9.000% 10/15/08	717	725
9.000% 11/15/08	3,726	3,768
9.000% 12/15/08	3,500	3,537
9.000% 01/15/09	2,148	2,206
9.000% 02/15/09	4,919	5,052

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
9.000% 03/15/09	17,098	17,534
9.000% 04/15/09	935	961
9.000% 05/15/09	31,874	32,735
9.000% 06/15/09	17,710	18,189
9.000% 05/15/16	21,643	23,560
9.000% 06/15/16	10,016	10,905
9.000% 07/15/16	24,086	26,220
9.000% 08/15/16	1,151	1,252
9.000% 09/15/16	22,329	24,307
9.000% 10/15/16	27,894	30,365
9.000% 11/15/16	8,445	9,192
9.000% 11/20/16	72,308	78,426
9.000% 12/15/16	962	1,047
9.000% 01/15/17	72,907	79,610
9.000% 02/15/17	1,549	1,691
9.000% 03/20/17	32,410	35,260
9.000% 05/15/17	2,750	3,002
9.000% 06/15/17	25,556	27,906
9.000% 06/20/17	99,928	108,715
9.000% 07/15/17	507	554
9.000% 09/15/17	11,216	12,247
9.000% 10/15/17	10,663	11,582
9.000% 12/15/17	6,510	7,223
9.000% 04/20/18	81,365	88,605
9.000% 05/20/18	29,823	32,477
9.000% 12/15/19	350	383
9.000% 04/15/20	1,040	1,139
9.000% 05/20/21	1,898	2,074
9.000% 09/15/21	190	208
9.000% 02/15/25	104,643	115,008
9.250% 10/15/16	72,324	78,871
9.250% 05/15/18	15,464	16,970
9.250% 07/15/21	35,751	39,612
9.250% 09/15/21	32,824	36,368
9.500% 06/15/09	21,474	22,133
9.500% 07/15/09	5,451	5,618
9.500% 08/15/09	30,619	31,558
9.500% 09/15/09	23,645	24,370
9.500% 10/15/09	18,038	18,591
9.500% 12/20/24	11,480	12,774
9.500% 01/20/25	7,658	8,945

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
10.000% 12/15/17	1,347	1,502
10.000% 07/20/18	18,442	20,558
10.000% 11/15/18	523	584
10.000% 12/15/18	430	481
10.000% 03/15/19	393	440
10.000% 11/15/20	12,009	13,505
10.500% 02/15/10	2,252	2,384
10.500% 09/15/10	414	438
10.500% 06/15/11	10,805	11,618
10.500% 06/15/12	11,741	12,781
10.500% 11/15/13	11,891	13,069
10.500% 08/15/15	6,780	7,561
10.500% 09/15/15	18,823	20,991
10.500% 10/15/15	6,628	7,379
10.500% 12/15/15	7,305	8,146
10.500% 01/15/16	27,209	30,511
10.500% 01/20/16	138	153
10.500% 02/15/16	10,216	11,456
10.500% 03/15/16	4,354	4,881
10.500% 07/15/17	12,637	14,235
10.500% 10/15/17	1,684	1,897
10.500% 11/15/17	41,652	46,918
10.500% 12/15/17	51,712	58,250
10.500% 01/15/18	8,596	9,703
10.500% 02/15/18	23,312	26,360
10.500% 03/15/18	26,074	29,481
10.500% 04/15/18	41,314	46,714
10.500% 06/15/18	7,509	8,463
10.500% 07/15/18	46,001	52,012
10.500% 09/15/18	5,481	6,197
10.500% 10/15/18	7,205	8,146
10.500% 12/15/18	9,938	11,252
10.500% 02/15/19	7,787	8,832
10.500% 03/15/19	2,516	2,854
10.500% 04/15/19	42,114	47,760
10.500% 05/15/19	34,792	39,459
10.500% 06/15/19	45,534	51,567
10.500% 06/20/19	8,246	9,319
10.500% 07/15/19	86,597	98,218
10.500% 07/20/19	5,194	5,870
10.500% 08/15/19	21,756	24,676
10.500% 08/20/19	11,442	12,838

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
10.500% 09/15/19	15,087	16,996
10.500% 09/20/19	9,880	11,167
10.500% 10/15/19	4,175	4,736
10.500% 12/15/19	24,330	27,595
10.500% 03/15/20	10,442	11,875
10.500% 05/15/20	7,158	8,140
10.500% 07/15/20	19,603	22,283
10.500% 08/15/20	15,013	17,074
10.500% 09/15/20	12,979	14,762
10.500% 10/15/20	140	160
10.500% 11/15/20	2,026	2,304
10.500% 12/15/20	773	877
10.500% 01/15/21	2,697	3,074
10.500% 08/15/21	120,696	136,049
10.625% 05/15/10	3,635	3,851
11.000% 12/15/09	4,646	4,831
11.000% 01/15/10	111	119
11.000% 02/15/10	11,930	12,651
11.000% 03/15/10	3,925	4,107
11.000% 07/15/10	5,679	6,038
11.000% 08/15/10	12,264	13,015
11.000% 09/15/10	20,087	21,308
11.000% 10/15/10	683	727
11.000% 11/15/10	2,664	2,822
11.000% 04/15/11	3,759	4,066
11.000% 02/15/13	1,175	1,262
11.000% 07/15/13	11,908	13,119
11.000% 08/15/15	24,764	27,875
11.000% 09/15/15	21,259	23,857
11.000% 10/15/15	7,894	8,886
11.000% 11/15/15	67,393	75,868
11.000% 12/15/15	46,530	52,376
11.000% 01/15/16	27,315	30,932
11.000% 02/15/16	2,738	3,085
11.000% 03/15/16	3,551	3,989
11.000% 07/15/16	36,706	41,567
11.000% 08/15/18	3,526	3,997
11.000% 09/15/18	56,044	64,042
11.000% 11/15/18	9,349	10,682
11.000% 12/15/18	32,706	37,374
11.000% 06/20/19	9,610	10,981

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
11.000% 07/20/19	178	202
11.000% 09/20/19	3,529	4,014
11.000% 12/15/20	11,654	13,402
11.000% 02/15/21	6,707	7,789
11.000% 03/15/21	9,818	11,402
11.500% 03/15/10	1,045	1,116
11.500% 04/15/10	2,875	3,070
11.500% 07/15/10	3,619	3,865
11.500% 09/15/10	16,652	17,786
11.500% 10/15/10	12,294	13,131
11.500% 01/15/13	19,141	21,279
11.500% 02/15/13	54,466	60,695
11.500% 03/15/13	103,583	115,445
11.500% 04/15/13	91,562	101,745
11.500% 05/15/13	116,815	130,087
11.500% 06/15/13	61,460	68,617
11.500% 07/15/13	56,187	62,728
11.500% 08/15/13	17,714	19,780
11.500% 09/15/13	16,323	18,225
11.500% 11/15/13	6,888	7,692
11.500% 01/15/14	3,666	4,132
11.500% 02/15/14	17,152	19,333
11.500% 08/15/15	3,137	3,564
11.500% 09/15/15	11,047	12,202
11.500% 10/15/15	17,697	20,129
11.500% 11/15/15	6,558	7,450
11.500% 12/15/15	6,206	7,051
11.500% 01/15/16	6,745	7,713
11.500% 02/15/16	5,889	6,501
11.500% 02/20/16	9,077	10,216
11.500% 03/15/16	723	826
11.500% 11/15/17	7,872	9,050
11.500% 12/15/17	3,393	3,901
11.500% 01/15/18	3,805	4,395
11.500% 02/15/18	3,566	4,118
11.500% 02/20/18	975	1,056
11.500% 05/15/18	6,416	7,410
11.500% 11/15/19	5,387	6,244
11.750% 07/15/13	8,730	9,752
11.750% 07/15/15	38,580	43,876
12.000% 11/15/12	3,576	3,968
12.000% 12/15/12	88,618	98,500

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
12.000% 01/15/13	72,105	81,116
12.000% 02/15/13	42,170	47,398
12.000% 03/15/13	8,031	8,947
12.000% 05/15/13	6,702	7,484
12.000% 08/15/13	18,436	20,749
12.000% 09/15/13	55,717	62,696
12.000% 09/20/13	1,922	2,156
12.000% 10/15/13	6,199	6,975
12.000% 12/15/13	10,160	11,434
12.000% 01/15/14	15,608	17,746
12.000% 01/20/14	1,746	1,962
12.000% 02/15/14	37,407	42,489
12.000% 02/20/14	17,006	19,165
12.000% 03/15/14	91,408	103,917
12.000% 03/20/14	7,096	7,958
12.000% 04/15/14	54,708	62,126
12.000% 04/20/14	31,380	35,548
12.000% 05/15/14	98,704	112,049
12.000% 06/15/14	26,712	30,367
12.000% 07/15/14	9,739	11,073
12.000% 08/20/14	1,895	2,146
12.000% 01/15/15	19,894	22,811
12.000% 02/15/15	52,688	60,411
12.000% 03/15/15	34,017	39,001
12.000% 03/20/15	200	225
12.000% 04/15/15	42,185	48,324
12.000% 05/15/15	17,168	19,684
12.000% 06/15/15	19,299	22,107
12.000% 07/15/15	20,468	23,463
12.000% 09/20/15	9,950	11,369
12.000% 10/15/15	8,056	9,109
12.000% 11/15/15	7,306	8,376
12.000% 12/20/15	1,338	1,510
12.000% 01/15/16	4,500	5,196
12.000% 02/15/16	6,077	7,017
12.000% 02/20/16	2,731	3,142
12.250% 02/15/14	41,816	47,578
12.250% 03/15/14	5,243	5,965
12.250% 04/15/14	16,703	19,005
12.500% 04/15/10	27,626	29,630
12.500% 05/15/10	38,893	41,867

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
12.500% 06/15/10	49,477	53,304
12.500% 07/15/10	23,504	25,335
12.500% 08/15/10	7,475	8,057
12.500% 09/15/10	2,367	2,552
12.500% 10/15/10	13,696	14,763
12.500% 11/15/10	50,812	54,758
12.500% 12/15/10	89,550	96,499
12.500% 01/15/11	8,662	9,469
12.500% 05/15/11	10,623	11,695
12.500% 10/15/13	26,609	30,181
12.500% 10/20/13	18,796	21,245
12.500% 11/15/13	95,958	108,848
12.500% 12/15/13	36,977	41,764
12.500% 01/15/14	25,599	29,354
12.500% 05/15/14	68,251	78,259
12.500% 06/15/14	36,998	42,425
12.500% 07/15/14	1,146	1,314
12.500% 07/20/14	2,336	2,640
12.500% 08/15/14	10,099	11,580
12.500% 09/20/14	1,686	1,926
12.500% 10/20/14	375	411
12.500% 12/15/14	37,913	43,473
12.500% 01/15/15	49,237	56,966
12.500% 04/15/15	2,216	2,564
12.500% 05/15/15	12,843	14,863
12.500% 05/20/15	2,632	3,035
12.500% 06/15/15	10,271	11,853
12.500% 07/15/15	19,218	22,239
12.500% 07/20/15	2,763	3,186
12.500% 08/15/15	21,145	24,469
12.500% 10/15/15	29,402	34,024
12.500% 11/20/15	8,188	9,442
13.000% 01/15/11	29,611	31,894
13.000% 02/15/11	26,868	29,753
13.000% 03/15/11	23,749	26,300
13.000% 04/15/11	39,633	43,890
13.000% 06/15/11	8,578	9,499
13.000% 06/15/12	10,076	11,358
13.000% 10/15/12	11,608	13,085
13.000% 11/15/12	5,891	6,640
13.000% 12/15/12	2,162	2,436
13.000% 02/15/13	11,662	13,332

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
13.000% 05/15/13	3,145	3,595
13.000% 09/15/13	11,731	13,411
13.000% 09/20/13	13,718	15,628
13.000% 10/15/13	38,328	43,816
13.000% 06/15/14	24,090	27,861
13.000% 06/20/14	62	61
13.000% 07/15/14	14,260	16,492
13.000% 07/20/14	1,703	1,934
13.000% 09/15/14	19,840	22,908
13.000% 10/15/14	11,231	12,992
13.000% 11/15/14	26,044	30,223
13.000% 12/15/14	26,024	30,098
13.000% 03/15/15	4,866	5,596
13.000% 06/15/15	6,319	7,380
13.000% 01/15/16	12,592	14,823
13.500% 05/15/10	4,519	4,915
13.500% 06/15/10	727	791
13.500% 07/15/10	1,003	1,091
13.500% 10/15/10	5,965	6,488
13.500% 04/15/11	3,339	3,720
13.500% 05/15/11	29,560	32,891
13.500% 10/15/12	850	964
13.500% 11/15/12	22,979	26,083
13.500% 06/15/13	3,646	4,201
13.500% 07/15/14	1,734	2,023
13.500% 08/15/14	1,418	1,654
13.500% 08/20/14	5,074	5,899
13.500% 09/15/14	3,605	4,205
13.500% 09/20/14	4,836	5,621
13.500% 10/15/14	15,764	18,389
13.500% 11/15/14	10,607	12,374
13.500% 11/20/14	16,471	19,147
13.500% 12/15/14	3,502	4,085
13.500% 12/20/14	4,684	5,445
13.500% 01/15/15	5,168	6,091
13.500% 02/15/15	20,537	24,204
13.500% 02/20/15	7,989	9,383
13.500% 04/15/15	3,684	4,342
13.500% 06/15/15	4,419	5,208
14.000% 06/15/11	2,968	3,347
15.000% 09/15/11	27,934	31,666

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	15.000% 07/15/12	1,783	2,066
	TBA,
	5.000% 06/01/38(e)	38,500,000	37,525,488

	Total Mortgage-Backed Securities (cost of $315,880,542)		316,718,615
Asset-Backed Securities – 6.7%
Capital One Multi-Asset Execution Trust
	2.764% 05/16/11(d)	10,000,000	10,000,779
Chase Funding Mortgage Loan
	5.587% 02/25/32	957,964	769,224
	5.850% 02/25/32(d)	3,597,812	1,909,028
	6.150% 06/25/31(d)	3,135,841	1,918,228
	6.899% 03/25/31(d)	1,089,601	921,274
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37	2,650,000	2,405,251
First Alliance Mortgage Loan Trust
	8.225% 09/20/27	179,932	179,516
Green Tree Financial Corp.
	7.850% 08/15/25(d)	9,100,000	8,454,049
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,700,000	1,606,715
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	5,740,000	4,805,051
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(f)	5,000,000	4,372,824
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33	1,488,770	1,089,936
	5.600% 12/25/33	2,433,285	1,295,073
Residential Asset Securities Corp.
	6.656% 04/25/32(d)	1,838,691	1,583,969
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	3,800,000	3,523,082

	Total Asset-Backed Securities (cost of $52,648,873)		44,833,999
Collateralized Mortgage Obligations – 2.6%
AGENCY – 0.7%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	8,812,000	9,120,165
	I.O.,
	5.500% 05/15/27(g)	227,767	13,737
Vendee Mortgage Trust
	I.O.,:
	0.305% 03/15/29(d)(g)	6,712,197	62,139

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	0.441% 03/15/28(d)(g)	5,491,042	33,640
AGENCY TOTAL			9,229,681
NON - AGENCY – 1.2%
Countrywide Home Loans, Inc.
	6.000% 01/25/33	2,163,193	2,060,842
First Horizon Asset Securities, Inc.
	5.130% 10/25/33(d)	1,736,557	1,173,603
Nomura Asset Acceptance Corp.
	6.664% 05/25/36(h)	1,220,000	70,099
Residential Accredit Loans, Inc.
	6.250% 03/25/17	2,620,259	2,614,433
Residential Funding Mortgage Securities, Inc.
	6.500% 03/25/32	1,004,631	876,897
	6.500% 03/25/32	753,473	625,640
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	24,531	24,492
Washington Mutual Mortgage Loan Trust
	3.693% 01/25/40(d)	946,785	934,621
NON - AGENCY TOTAL			8,380,627

	Total Collateralized Mortgage Obligations (cost of $19,415,127)		17,610,308
Commercial Mortgage-Backed Securities – 0.1%
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.822% 12/15/30(d)(g)	6,523,938	69,835
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	805,473	812,533

	Total Commercial Mortgage-Backed Securities (cost of $990,268)		882,368

		Shares
Securities Lending Collateral – 28.5%
	State Street Navigator Securities Lending Prime Portfolio (i) (7 day yield of 2.727%)	192,380,019	192,380,019

	Total Securities Lending Collateral (cost of $192,380,019)		192,380,019

		Par ($)	Value ($)
Short-Term Obligation – 6.5%
	Repurchase agreement with Greenwich Capital, dated 05/30/08, due 06/02/08 at 2.150% collateralized by a U.S. Government Obligation maturing 05/05/09, market value $45,859,698 (repurchase proceeds $44,119,903)	44,112,000	44,112,000

	Total Short-Term Obligation (cost of $44,112,000)		44,112,000

	Total Investments – 138.7% (cost of $932,667,990)(j)(k)		935,430,091

	Other Assets & Liabilities, Net – (38.7)%		(263,090,922)

	Net Assets – 100.0%		674,339,169

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes, are not reliable are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at May 31, 2008. The total market value of securities on loan at May 31, 2008 is $188,713,538.

(b)	A portion of this security with a market value of $1,645,547 is pledged as collateral for open futures contracts.

(c)	Zero coupon bond.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2008.

(e)	Security purchased on a delayed delivery basis.

(f)	Investment in affiliate during the nine months ended May 31, 2008: Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

	Par as of 08/31/07:		$5,000,000
	Par purchased:		—
	Par sold:		—
	Par as of 05/31/08:		$5,000,000
	Net realized gain/loss:		—
	Interest income earned:		$55,625
	Value at end of period:		$4,372,824

(g)	Accrued interest accumulates in the value of this security and is payable at redemption.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)	Investment made with cash collateral received from securities lending activity.

(j)	Cost for federal income tax purposes is $933,577,299.

(k)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$14,070,288	$(12,217,496)	$1,852,792

At May 31, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	176	$19,783,500	$19,944,947	Sept-08	$(161,447)
5-Year U.S. Treasury Notes	551	60,575,562	60,938,947	Sept-08	(363,385)
					$(524,832)

At May 31, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealzed
Type	Contracts	Value	Face Value	Date	(Depreciation)
2-Year U.S. Treasury Notes	127	$26,749,375	$26,733,087	Sept-08	$(16,288)
U.S. Treasury Bonds	522	44,832,500	44,620,030	Sept-08	(212,470)
					$(228,758)

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
May 31, 2008 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 6.2%
Automobiles – 2.0%
	Dongfeng Motor Group Co., Ltd., Class H	9,032,000	4,513,743
	Great Wall Motor Co., Ltd., Class H	1,760,682	1,766,571
Automobiles Total			6,280,314
Distributors – 1.7%
	China Resources Enterprise Ltd.	1,140,000	3,776,189
	Li & Fung Ltd.	385,600	1,457,630
Distributors Total			5,233,819
Hotels, Restaurants & Leisure – 0.1%
	Home Inns & Hotels Management, Inc., ADR (a)	15,005	368,673
Hotels, Restaurants & Leisure Total			368,673
Media – 0.4%
	VisionChina Media, Inc., ADR (a)	68,626	1,295,659
Media Total			1,295,659
Multiline Retail – 1.0%
	New World Department Store China Ltd. (a)	3,138,000	3,192,727
Multiline Retail Total			3,192,727
Specialty Retail – 1.0%
	Esprit Holdings Ltd.	257,200	3,005,758
Specialty Retail Total			3,005,758
CONSUMER DISCRETIONARY TOTAL			19,376,950
CONSUMER STAPLES – 2.6%
Beverages – 0.3%
	Yantai Changyu Pioneer Wine Co., Class B	148,310	1,035,751
Beverages Total			1,035,751
Food Products – 2.3%
	China Mengniu Dairy Co., Ltd.	1,324,000	4,148,157
	China Milk Products Group Ltd.	1,997,000	1,063,365
	Want Want China Holdings Ltd.	4,175,000	1,808,262
Food Products Total			7,019,784
CONSUMER STAPLES TOTAL			8,055,535
ENERGY – 22.6%
Oil, Gas & Consumable Fuels – 22.6%
	China Coal Energy Co., Class H	512,000	1,148,144
	China Petroleum & Chemical Corp., Class H	13,160,000	13,254,604
	China Shenhua Energy Co., Ltd., Class H	2,036,500	9,081,382

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	CNOOC Ltd.	9,378,500	16,344,084
	PetroChina Co., Ltd., Class H	15,802,000	22,719,210
	Yanzhou Coal Mining Co., Ltd., Class H	3,736,000	8,138,495
Oil, Gas & Consumable Fuels Total			70,685,919
ENERGY TOTAL			70,685,919
FINANCIALS – 27.8%
Commercial Banks – 13.5%
	Bank of China Ltd., Class H	15,436,000	7,872,382
	China Merchants Bank Co., Ltd., Class H	4,718,300	16,898,792
	Industrial & Commercial Bank of China, Class H	23,412,000	17,490,224
Commercial Banks Total			42,261,398
Insurance – 7.6%
	China Life Insurance Co., Ltd., Class H	5,010,000	20,126,283
	Ping An Insurance Group Co., Ltd., Class H	424,500	3,538,452
Insurance Total			23,664,735
Real Estate Management & Development – 6.7%
	Cheung Kong Holdings Ltd.	97,000	1,490,319
	China Merchants Property Development Co., Ltd.	858,054	1,614,095
	Guangzhou R&F Properties Co. Ltd., Class H	3,114,000	7,525,729
	Shui On Land Ltd.	1,931,500	1,806,782
	Sun Hung Kai Properties Ltd.	139,000	2,233,576
	Swire Pacific Ltd., Class A	334,500	3,816,966
	Yanlord Land Group Ltd.	1,497,000	2,374,882
Real Estate Management & Development Total			20,862,349
FINANCIALS TOTAL			86,788,482
HEALTH CARE – 1.1%
Health Care Equipment & Supplies – 0.7%
	Mindray Medical International Ltd., ADR	52,577	2,202,976
Health Care Equipment & Supplies Total			2,202,976

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 0.4%
	China Shineway Pharmaceutical Group Ltd.	1,741,000	1,293,943
Pharmaceuticals Total			1,293,943
HEALTH CARE TOTAL			3,496,919
INDUSTRIALS – 10.8%
Construction & Engineering – 1.8%
	China Communications Construction Co., Ltd., Class H	2,236,425	4,917,676
	China Railway Construction Corp., Class H (a)	295,500	530,120
Construction & Engineering Total			5,447,796
Electrical Equipment – 3.7%
	China High Speed Transmission Equipment Group Co. Ltd. (a)	74,000	129,909
	Dongfang Electrical Machinery Co., Ltd., Class H	502,000	1,736,824
	Harbin Power Equipment, Class H	2,640,000	4,959,367
	Shanghai Electric Group Co., Ltd., Class H (a)	4,910,000	2,906,777
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,783,000	1,775,255
Electrical Equipment Total			11,508,132
Machinery – 1.1%
	Enric Energy Equipment Holdings Ltd. (a)	1,078,000	886,833
	Yangzijiang Shipbuilding Holdings Ltd.	3,530,000	2,527,818
Machinery Total			3,414,651
Marine – 2.0%
	China Shipping Development Co. Ltd., Class H	1,876,000	6,370,405
Marine Total			6,370,405
Transportation Infrastructure – 2.2%
	China Merchants Holdings International Co., Ltd.	702,000	3,026,986
	Jiangsu Expressway Co., Ltd., Class H	2,648,000	2,015,546
	Zhejiang Expressway Co., Ltd., Class H	2,334,000	1,902,157
Transportation Infrastructure Total			6,944,689
INDUSTRIALS TOTAL			33,685,673
INFORMATION TECHNOLOGY – 2.8%
Electronic Equipment & Instruments – 0.6%
	Wasion Meters Group Ltd.	3,342,000	1,670,165
Electronic Equipment & Instruments Total			1,670,165

3

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 2.2%
	Kingdee International Software Group Co. Ltd.	5,876,000	1,558,621
	Perfect World Co., Ltd., ADR (a)	199,849	5,389,927
Software Total			6,948,548
INFORMATION TECHNOLOGY TOTAL			8,618,713
MATERIALS – 3.5%
Metals & Mining – 3.5%
	Aluminum Corp. of China Ltd., Class H	5,198,000	9,018,686
	Hidili Industry International Development Ltd.	136,000	264,893
	Zijin Mining Group Co., Ltd., Class H	1,692,000	1,602,260
Metals & Mining Total			10,885,839
MATERIALS TOTAL			10,885,839
TELECOMMUNICATION SERVICES – 19.4%
Diversified Telecommunication Services – 2.0%
	China Telecom Corp., Ltd., Class H	8,892,000	6,460,570
Diversified Telecommunication Services Total			6,460,570
Wireless Telecommunication Services – 17.4%
	China Mobile Ltd.	3,690,500	54,242,154
Wireless Telecommunication Services Total			54,242,154
TELECOMMUNICATION SERVICES TOTAL			60,702,724

	Total Common Stocks (cost of $164,737,263)		302,296,754
Investment Company – 1.5%
	iShares FTSE/Xinhua China 25 Index Fund	31,545	4,803,988

	Total Investment Company (cost of $4,874,542)		4,803,988

		Par ($)
Short-Term Obligation – 1.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/30/08,due 06/02/08 at 2.050%, collateralized by a U.S. Treasury Obligation maturing 08/15/11, market value $4,493,644 (repurchase proceeds $4,405,753)	4,405,000	4,405,000

	Total Short-Term Obligation (cost of $4,405,000)		4,405,000

	Total Investments – 99.7% (cost of $174,016,805)(b)(c)		311,505,742

	Other Assets & Liabilities, Net – 0.3%		787,681

	Net Assets – 100.0%		312,293,423

4

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund  may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $174,016,805.

(c)	Unrealized appreciation and depreciation at May 31, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
	$145,867,485	$(8,378,548)	$137,488,937

Acronym	Name

ADR	American Depositary Receipt

5

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 22, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	July 22, 2008